                                             Nations Global Value Fund

                                             Nations International
                                             Value Fund

                                             Nations International
                                             Equity Fund
        INTERNATIONAL/GLOBAL
        STOCK FUNDS                          Nations Marsico
        ----------------------------------   International Opportunities
        Semiannual report for the period     Fund
        ended September 30, 2002
                                             Nations Emerging
                                             Markets Fund




                                            [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2002, echoed stock investors' weariness of recurrent bear market battles. We now know this current economic slump, which many attributed to the events of September 11, 2001, was actually well underway beginning in March of 2001.

                           The three major stock market indices -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index and Nasdaq Composite
                           Index(1)-- posted remarkably poor returns for the period. Bonds, represented by the Lehman Aggregate Bond Index(2), however, produced slightly positive returns for the same period.

                           HISTORICAL PERSPECTIVE
                           While equity markets suffered a dismal six months, today's economy is vastly different from the Great Depression and the severe bear market of 1973 and 1974. The Depression was marked by 25% unemployment, significant price declines and a contracting money supply, while the mid-70s saw high inflation due to the oil embargo and lofty interest rates. In contrast, today unemployment, inflation and interest rates are low and the money supply is increasing. We feel these conditions may provide a stimulus for future economic growth.

                           The Federal Reserve Board (the Fed) left interest rates unchanged during the period, stating in August that they felt demand is growing at a moderate pace. Policymakers, however, alluded to the risk of a possible attack against Iraq as weighing on the economy -- a risk that has supplanted that of corporate governance and accounting irregularities that were issues facing the markets and economy earlier in the summer. These geopolitical and military risks have caused the Fed to continue to assess the risks to the economy as weakness as opposed to inflation.

                           THINK BEFORE YOU REACT
                           History has shown us that patient investors have generally been rewarded by the long-term performance of the stock markets despite the occasional severe market volatility. We believe investors with a three- to five-year investment time horizon or longer should be invested in the market, but with a diversified portfolio. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing.

                           Market declines like we have experienced recently are never easy to live through. As painful as these drops can be in the short term, they often create tremendous opportunity, setting the stage for tomorrow's gains. By reacting to frightening headlines and selling-off investments, investors may be selling at market lows, in addition to missing out on potential gains when the markets recover. We encourage you to partner with your investment professional to review your financial goals not just during volatile times, but on a more regular basis.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, broker commissions or other expenses of investing.

                           (2)The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe, in the short run, it is reasonable to think that the market will continue to be volatile. The threat of war with Iraq continues to weigh on the market. A prolonged military conflict in the Middle East extending over several months could further undermine business and consumer confidence. Domestically, bankruptcies, accounting scandals and the subsequent arrest and indictments of members of senior management of a number of well-known companies, of course, compound the market's lack of confidence. Investors need to be patient until unrealistic earnings projections have been corrected, the Iraqi situation is resolved and the economy regains its momentum.

                           QUESTIONS OR COMMENTS
                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance as well as other information about your fund.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /S/ A. MAX WALKER
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS



                           /S/ ROBERT H. GORDON
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, LLC

                           September 30, 2002

                           P.S. On November 6, 2002, the Fed lowered the federal funds rate by 50 basis points to 1.25%.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Global Value Fund                                     3
                                       Nations International Value Fund                              6
                                       Nations International Equity Fund                             7
                                       Nations Marsico International Opportunities Fund              8
                                       Nations Emerging Markets Fund                                11
                                     Statements of operations                                       15
                                     Statements of changes in net assets                            16
                                     Schedules of capital stock activity                            18
                                     Financial highlights                                           24
                                     Notes to financial statements                                  34
                                     Statement of net assets -- Nations Master Investment Trust
                                       Nations International Value Master Portfolio                 43
                                       Nations International Equity Master Portfolio                46
                                     Statements of operations                                       51
                                     Statements of changes in net assets                            52
                                     Financial highlights                                           52
                                     Notes to financial statements                                  53

                                  NATIONS FUNDS                         [DALBAR MUTUAL FUND SERVICE AWARD
                                  RECOGNIZED FOR                        LOGO]
                                  OUTSTANDING
                                  SHAREHOLDER AND                       DALBAR, Inc. is a well-respected
                                  INTERMEDIARY SERVICE                  research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS AND           financial services industry.
                                  INVESTMENT PROFESSIONALS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.


                      [This page intentionally left blank]

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 96.2%
            BERMUDA -- 2.2%
  233,900   Tyco International Ltd. ......................................   $  3,298
                                                                             --------
            BRAZIL -- 3.3%
   49,700   Brasil Telecom Participacoes SA, ADR(a).......................      1,104
  113,405   Cemig CIA Energ, ADR!!........................................        607
   59,200   Centrais Eletricas Brasileiras SA, ADR........................        113
  127,400   Petroleo Brasileiro SA-'A', ADR...............................      1,217
  342,100   Tele Norte Leste Participacoes SA, ADR(a).....................      1,813
                                                                             --------
                                                                                4,854
                                                                             --------
            CANADA -- 0.6%
1,600,000   Nortel Networks Corporation!!(a)..............................        864
                                                                             --------
            FRANCE -- 1.4%
  887,600   Alcatel SA 'A'!!..............................................      2,061
                                                                             --------
            GERMANY -- 6.2%
   54,600   BASF AG.......................................................      1,899
  148,100   Bayerische Hypo-und Vereinsbank AG............................      1,954
  312,303   Deutsche Telekom AG!!.........................................      2,639
   56,310   E.On AG.......................................................      2,654
                                                                             --------
                                                                                9,146
                                                                             --------
            ITALY -- 0.7%
  619,000   IntesaBci SpA!!(a)............................................      1,040
                                                                             --------
            JAPAN -- 12.3%
  641,000   Hitachi, Ltd. ................................................      3,212
  350,000   Matsushita Electric Industrial Company Ltd. ..................      3,631
      278   Millea Holdings, Inc.!!.......................................      2,228
      317   Mitsubishi Tokyo Financial Group Inc. ........................      2,341
      810   Nippon Telegraph and Telephone Corporation....................      2,695
  157,000   Sankyo Company, Ltd. .........................................      2,032
  366,000   Sumitomo Mitsui Banking Corporation...........................      2,056
                                                                             --------
                                                                               18,195
                                                                             --------
            MEXICO -- 4.7%
  233,700   America Movil SA de CV 'L', ADR...............................      2,822
   73,490   Cemex SA de CV, ADR...........................................      1,532
   89,200   Telefonos de Mexico SA de CV 'L', ADR.........................      2,511
                                                                             --------
                                                                                6,865
                                                                             --------
            NETHERLANDS -- 0.6%
   86,254   ABN AMRO Holding NV...........................................        945
                                                                             --------
            SOUTH AFRICA -- 1.1%
  228,000   South African Breweries plc@..................................      1,563
                                                                             --------
            SOUTH KOREA -- 1.8%
  119,600   KT Corporation, ADR(a)........................................      2,653
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            SPAIN -- 6.8%
  315,180   Banco Bilbao Vizcaya Argentaria SA............................   $  2,355
  407,100   Repsol YPF SA.................................................      4,824
  390,433   Telefonica SA!!...............................................      2,909
                                                                             --------
                                                                               10,088
                                                                             --------
            SWITZERLAND -- 2.5%
   39,600   Zurich Financial Services AG..................................      3,696
                                                                             --------
            UNITED KINGDOM -- 6.5%
  668,900   BAE Systems plc...............................................      2,020
  587,780   BT Group plc..................................................      1,521
  137,500   GlaxoSmithKline plc...........................................      2,660
  124,600   HSBC Holdings plc (REGD) (a)..................................      1,282
  178,500   Invensys plc..................................................        171
   69,861   Marks & Spencer Group plc.....................................        353
  456,400   Reuters Group plc.............................................      1,622
                                                                             --------
                                                                                9,629
                                                                             --------
            UNITED STATES -- 45.5%
   51,500   Albertson's, Inc. ............................................      1,244
   30,422   Allstate Corporation..........................................      1,082
  121,140   Archer-Daniels-Midland Company................................      1,515
  172,600   Avaya Inc.!!(a)...............................................        247
  129,400   BellSouth Corporation.........................................      2,376
   39,200   Boeing Company................................................      1,338
  131,700   Bristol-Myers Squibb Company..................................      3,135
  175,000   CIT Group Inc.!!..............................................      3,147
  164,300   Duke Energy Corporation@......................................      3,212
   36,400   E.I. duPont de Nemours and Company............................      1,313
  101,500   Edison International!!........................................      1,015
  226,700   El Paso Corporation...........................................      1,875
   49,600   Exelon Corporation............................................      2,356
  106,300   FleetBoston Financial Corporation.............................      2,161
  213,300   Ford Motor Company............................................      2,090
  135,100   Goodyear Tire & Rubber Company................................      1,201
    8,700   Great Lakes Chemical Corporation..............................        209
  171,200   Hewlett-Packard Company.......................................      1,998
   63,400   J.P. Morgan Chase & Company...................................      1,204
   41,100   Loews Corporation.............................................      1,763
1,015,600   Lucent Technologies Inc.!!(a).................................        772
   61,824   McDonald's Corporation........................................      1,092
   45,360   Merck & Company, Inc. ........................................      2,073
   84,700   Micron Technology, Inc.!!.....................................      1,048
  205,080   Motorola, Inc. ...............................................      2,088
   45,600   Philip Morris Companies Inc. .................................      1,770
  131,000   Safeway Inc.!!................................................      2,922
  131,800   SBC Communications Inc. ......................................      2,649
  144,900   Schering-Plough Corporation...................................      3,089
   64,200   Sherwin-Williams Company......................................      1,520
  224,000   Sprint Corporation (FON Group)................................      2,043
  127,200   Toys R Us, Inc.!!.............................................      1,295
  201,500   Unisys Corporation!!..........................................      1,411
   43,900   UST Inc. .....................................................      1,238
  107,600   Verizon Communications Inc. ..................................      2,952
   73,500   Waste Management, Inc. .......................................      1,714

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            UNITED STATES -- (CONTINUED)
  547,800   Xerox Corporation!!(a)........................................   $  2,711
                                                                             --------
                                                                               66,868
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $200,617).............................................    141,765
                                                                             --------
 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 13.7%
              (Cost $20,271)
   20,271   Nations Cash Reserves, Capital Class Shares#..................     20,271
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $220,888)...................................   109.9%     162,036
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................    (9.9)%
            Cash..........................................................   $    214
            Dividends receivable..........................................        366
            Interest receivable...........................................         10
            Prepaid expenses..............................................          2
            Collateral on securities loaned...............................    (13,656)
            Investment advisory fee payable...............................       (120)
            Administration fee payable....................................        (36)
            Shareholder servicing and distribution fees payable...........        (57)
            Payable for investment securities purchased...................     (1,304)
            Accrued Trustees' fees and expenses...........................        (11)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (14,592)
                                                                             --------
            NET ASSETS..........................................   100.0%    $147,444
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    436
            Accumulated net realized gain on investments sold.............      1,622
            Net unrealized depreciation of investments and foreign
              currencies..................................................    (58,850)
            Paid-in capital...............................................    204,236
                                                                             --------
            NET ASSETS....................................................   $147,444
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($53,971,439 / 7,566,095
              shares outstanding).........................................      $7.13
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($39,743,755 / 5,594,590
              shares outstanding).........................................      $7.10
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................      $7.53

            INVESTOR B SHARES:
            Net asset value and offering price per share+
              ($14,468,895 / 2,058,206
              shares outstanding).........................................      $7.03
                                                                             ========
            Investor C SHARES:
            Net asset value and offering price per share+
              ($39,260,069 / 5,583,392
              shares outstanding).........................................      $7.03
                                                                             ========

---------------

 *Federal income tax information (see Note 8).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 7). The portion that represents cash collateral is $13,656.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $19,818 and $11,003, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




At September 30, 2002, sector diversification was as follows:

                                                                 % OF NET            VALUE
SECTOR DIVERSIFICATION                                            ASSETS             (000)
-----------------------------------------------------------------------------------------------
Telecommunications services.................................       22.3%        $        32,775
Pharmaceuticals.............................................        8.9                  12,989
Commercial banking..........................................        8.3                  12,242
Diversified electronics.....................................        4.6                   6,843
Computers and office equipment..............................        4.2                   6,120
Electric power -- Nuclear...................................        3.8                   5,568
Insurance...................................................        3.4                   5,073
Integrated oil..............................................        3.3                   4,824
Electric power -- Non nuclear...............................        3.0                   4,389
Food and drug stores........................................        2.8                   4,166
Networking and telecommunications equipment.................        2.7                   3,944
Financial services..........................................        2.5                   3,696
Aerospace and defense.......................................        2.3                   3,358
Commercial services.........................................        2.3                   3,336
Conglomerates...............................................        2.2                   3,298
Automotive..................................................        2.2                   3,291
Chemicals -- Basic..........................................        2.2                   3,212
Finance -- Miscellaneous....................................        2.1                   3,147
Banking.....................................................        2.1                   3,096
Tobacco.....................................................        2.0                   3,008
Natural gas distribution....................................        1.3                   1,875
Retail -- Specialty.........................................        1.3                   1,873
Beverages...................................................        1.1                   1,563
Construction................................................        1.0                   1,532
Other.......................................................        4.3                   6,547
                                                              ---------         ---------------
TOTAL COMMON STOCKS.........................................       96.2                 141,765
INVESTMENT COMPANIES........................................       13.7                  20,271
                                                              ---------         ---------------
TOTAL INVESTMENTS...........................................      109.9                 162,036
OTHER ASSETS AND LIABILITIES (NET)..........................       (9.9)                (14,592)
                                                              ---------         ---------------
NET ASSETS..................................................      100.0%        $       147,444
                                                              =========         ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.3%
            Investment in Nations Master Investment Trust, International
              Value Master Portfolio*.....................................   $ 2,721,631
                                                                             -----------
            TOTAL INVESTMENTS...................................   100.3%      2,721,631
                                                                             -----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................    (0.3)%
            Receivable for Fund shares sold...............................   $     3,795
            Payable for Fund shares redeemed..............................        (9,636)
            Administration fee payable....................................          (413)
            Shareholder servicing and distribution fees payable...........          (338)
            Accrued Trustees' fees and expenses...........................           (52)
            Accrued expenses and other liabilities........................          (586)
                                                                             -----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................        (7,230)
                                                                             -----------
            NET ASSETS..........................................   100.0%    $ 2,714,401
                                                                             ===========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    27,539
            Accumulated net realized loss on investments sold.............       (24,581)
            Net unrealized depreciation of investments and foreign
              currencies..................................................    (1,141,893)
            Paid-in capital...............................................     3,853,336
                                                                             -----------
            NET ASSETS....................................................   $ 2,714,401
                                                                             ===========
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($1,874,071,685 / 154,365,102 shares outstanding)...........        $12.14
                                                                             ===========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($624,952,706 / 51,727,231 shares outstanding)..............        $12.08
                                                                             ===========

            Maximum sales charge..........................................         5.75%
            Maximum offering price per share..............................        $12.82

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($85,019,781 / 7,160,395 shares outstanding)................        $11.87
                                                                             ===========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($130,356,732 / 10,977,573 shares outstanding)..............        $11.87
                                                                             ===========

---------------

 *The financial statements of the International Value Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Value Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
                                                                               (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.2%
            Investment in Nations Master Investment Trust, International
              Equity Master Portfolio*....................................   $ 513,049
                                                                             ---------
            TOTAL INVESTMENTS...................................    99.2%      513,049
                                                                             ---------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     0.8%
            Receivable for Fund shares sold...............................   $   6,250
            Payable for Fund shares redeemed..............................      (1,798)
            Administration fee payable....................................         (76)
            Shareholder servicing and distribution fees payable...........         (14)
            Accrued Trustees' fees and expenses...........................        (116)
            Accrued expenses and other liabilities........................        (172)
                                                                             ---------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................       4,074
                                                                             ---------
            NET ASSETS..........................................   100.0%    $ 517,123
                                                                             =========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $   1,860
            Accumulated net realized loss on investments sold.............    (183,570)
            Net unrealized depreciation of investments and foreign
              currencies..................................................     (74,477)
            Paid-in capital...............................................     773,310
                                                                             ---------
            NET ASSETS....................................................   $ 517,123
                                                                             =========
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($487,457,183 / 59,027,190 shares outstanding)..............       $8.26
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($18,556,631 / 2,277,562 shares outstanding)................       $8.15
                                                                             =========

            Maximum sales charge..........................................       5.75%
            Maximum offering price per share..............................       $8.65

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($10,131,179 / 1,307,837 shares outstanding)................       $7.75
                                                                             =========

            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($977,578 / 129,327 shares outstanding).....................       $7.56
                                                                             =========

---------------

 *The financial statements of the International Equity Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Equity Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
            COMMON STOCKS -- 87.9%
            AUSTRALIA -- 1.1%
  69,560    Publishing & Broadcasting Limited.............................   $   296
                                                                             -------
            CANADA -- 13.1%
  16,081    Canadian National Railway Company.............................       600
  58,583    CoolBrands International, Inc. ...............................       264
  21,635    Mega Blocks Inc.!!@...........................................       266
  53,436    Molson Inc. ..................................................     1,044
  10,877    Shoppers Drug Mart Corporation................................       165
 107,547    Westjet Airlines Ltd. ........................................     1,234
                                                                             -------
                                                                               3,573
                                                                             -------
            CHINA -- 2.0%
  19,480    CNOOC Ltd., ADR...............................................       549
                                                                             -------
            FINLAND -- 6.8%
  93,728    Nokia Oyj!!...................................................     1,246
 161,416    Sonera Oyj!!..................................................       598
                                                                             -------
                                                                               1,844
                                                                             -------
            FRANCE -- 5.3%
  10,944    BNP Paribas SA................................................       357
  59,856    JC Decaux SA!!................................................       675
  26,752    Thomson Multimedia!!..........................................       421
                                                                             -------
                                                                               1,453
                                                                             -------
            GERMANY -- 4.0%
  34,380    Bayerische Motoren Werke (BMW) AG!!...........................     1,102
                                                                             -------
            IRELAND -- 6.1%
  49,190    Ryanair Holdings plc, ADR!!(a)................................     1,668
                                                                             -------
            ITALY -- 2.1%
  50,048    Banco Popolare di Vernoa e Novara Scrl........................       571
                                                                             -------
            JAPAN -- 7.8%
   7,000    Ito-Yokado Company, Ltd. .....................................       275
      70    Nippon Unipac Holding.........................................       352
  77,000    Nissan Motor Company, Ltd. ...................................       572
 263,000    The Seiyu, Ltd.!!.............................................       917
                                                                             -------
                                                                               2,116
                                                                             -------
            MEXICO -- 4.9%
  14,500    Cemex SA de CV, ADR...........................................       303
 138,700    Corporacion Geo, SA de CV, Series B!!.........................       262
 318,509    Wal-Mart de Mexico SA de CV, Series V.........................       771
                                                                             -------
                                                                               1,336
                                                                             -------

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
            NETHERLANDS -- 10.9%
  37,258    Heineken Holding NV 'A'.......................................   $ 1,069
  13,756    Royal Dutch Petroleum Company.................................       553
  13,154    Unilever NV...................................................       779
  24,338    VNU NV........................................................       566
                                                                             -------
                                                                               2,967
                                                                             -------
            RUSSIA -- 1.9%
   3,797    YUKOS, ADR(a).................................................       511
                                                                             -------
            SOUTH KOREA -- 2.7%
  10,059    Kookmin Bank..................................................       367
   1,530    Samsung Electronics...........................................       372
                                                                             -------
                                                                                 739
                                                                             -------
            SPAIN -- 4.6%
  74,306    Corporacion Mapfre, Compania Internacional de Reaseguros,
              SA..........................................................       419
  41,166    Industria de Diseno Textil, SA................................       834
                                                                             -------
                                                                               1,253
                                                                             -------
            UNITED KINGDOM -- 14.6%
 203,630    Arm Holdings plc!!............................................       397
  36,361    Northern Rock plc.............................................       375
  67,056    Royal Bank of Scotland plc@...................................     1,266
 107,780    Smiths Group plc..............................................     1,086
  84,214    Standard Chartered plc........................................       867
                                                                             -------
                                                                               3,991
                                                                             -------
            TOTAL COMMON STOCKS
              (Cost $25,109)..............................................    23,969
                                                                             -------
            PREFERRED STOCKS -- 5.9%
            GERMANY -- 5.9%
              (Cost $1,631)
   3,893    Porsche AG!!..................................................     1,616
                                                                             -------
PRINCIPAL
 AMOUNT
 (000)
---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.3%
              (Cost $2,000)
 $ 2,000    Federal Home Loan Bank
              1.830% 10/01/02.............................................     2,000
                                                                             -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)



 SHARES                                                                       VALUE
 (000)                                                                        (000)
-------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 7.6%
              (Cost $2,071)
   2,071    Nations Cash Reserves, Capital Class Shares#..................   $ 2,071
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $30,811*)...................................   108.7%     29,656
                                                                             -------
            OTHER ASSETS AND
              LIABILITIES (NET).................................    (8.7)%
            Cash..........................................................   $   239
            Foreign cash (cost $409)......................................       408
            Receivable for investment securities sold.....................       869
            Dividends receivable..........................................        32
            Receivable from administrator.................................         5
            Collateral on securities loaned...............................    (1,993)
            Investment advisory fee payable...............................       (16)
            Shareholder servicing and distribution fees payable...........        (3)
            Payable for investment securities purchased...................    (1,870)
            Accrued Trustees' fees and expenses...........................       (29)
            Accrued expenses and other liabilities........................       (17)
                                                                             -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (2,375)
                                                                             -------
            NET ASSETS..........................................   100.0%    $27,281
                                                                             =======
            NET ASSETS CONSIST OF:
            Accumulated net investment loss...............................   $    (8)
            Accumulated net realized loss on investments sold.............    (3,277)
            Net unrealized depreciation of investments and foreign
              currencies..................................................    (1,148)
            Paid-in capital...............................................    31,714
                                                                             -------
            NET ASSETS....................................................   $27,281
                                                                             =======

                                                                              VALUE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($22,692,300 / 3,169,178 shares outstanding)................     $7.16
                                                                             =======
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($1,506,696 / 211,643 shares outstanding)...................     $7.12
                                                                             =======

            Maximum sales charge..........................................     5.75%
            Maximum offering price per share..............................     $7.55

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($2,230,717 / 318,566 shares outstanding)...................     $7.00
                                                                             =======
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($850,824 / 121,446 shares outstanding).....................     $7.01
                                                                             =======

---------------

 *Federal income tax information (see Note 8).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 7). The portion that represents cash collateral is $1,993.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $1,807 and $1,973, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)

At September 30, 2002, sector diversification was as follows:

                                                                 % OF NET            VALUE
SECTOR DIVERSIFICATION                                            ASSETS             (000)
-----------------------------------------------------------------------------------------------
Airlines....................................................       10.6%         $        2,902
Commercial banking..........................................        9.2                   2,500
Automotive..................................................        6.1                   1,674
Integrated oil..............................................        5.9                   1,613
Food and drug stores........................................        4.9                   1,346
Networking and telecommunications equipment.................        4.6                   1,246
Publishing and advertising..................................        4.5                   1,241
Conglomerates...............................................        4.0                   1,086
Commercial services.........................................        3.9                   1,069
Beverages...................................................        3.8                   1,044
Banking.....................................................        3.4                     928
Apparel and textiles........................................        3.1                     834
Food products...............................................        2.9                     779
Department and discount stores..............................        2.8                     771
Railroads, trucking and shipping............................        2.2                     600
Telecommunications services.................................        2.2                     598
Construction................................................        2.1                     565
Specialty stores............................................        2.0                     541
Media.......................................................        1.5                     421
Insurance...................................................        1.5                     419
Electronics.................................................        1.5                     397
Consumer credit and mortgages...............................        1.4                     375
Semiconductors..............................................        1.4                     372
Paper and forest products...................................        1.3                     352
Broadcasting and cable......................................        1.1                     296
                                                              ---------          --------------
TOTAL COMMON STOCKS.........................................       87.9                  23,969
PREFERRED STOCKS............................................        5.9                   1,616
U.S. GOVERNMENT AND AGENCY OBLIGATIONS......................        7.3                   2,000
INVESTMENT COMPANIES........................................        7.6                   2,071
                                                              ---------          --------------
TOTAL INVESTMENTS...........................................      108.7                  29,656
OTHER ASSETS AND LIABILITIES (NET)..........................       (8.7)                 (2,375)
                                                              ---------          --------------
NET ASSETS..................................................      100.0%         $       27,281
                                                              =========          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Emerging Markets Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
              COMMON STOCKS -- 95.2%
              BRAZIL -- 4.6%
      3,500   Brasil Telecom Participacoes SA, ADR(a).......................   $     78
     13,100   Companhia Vale do Rio Doce, ADR...............................        284
     22,200   Gerdau SA, ADR(a).............................................        153
      9,800   Tele Norte Leste Participacoes SA, ADR(a).....................         52
     25,300   Votorantim Celulose E Papel SA, ADR...........................        353
                                                                               --------
                                                                                    920
                                                                               --------
              CHINA -- 0.6%
    612,000   PetroChina Company Ltd. ......................................        124
                                                                               --------
              HONG KONG -- 5.9%
     30,567   China Mobile (Hong Kong) Ltd., ADR!!..........................        344
    552,000   China Shipping Development Company Ltd. ......................        119
    176,500   CNOOC Ltd. ...................................................        246
    828,000   Denway Investment.............................................        260
    364,000   Harbin Breweries Group Ltd.!!.................................         93
    166,000   Huaneng Power International, Inc. ............................        130
                                                                               --------
                                                                                  1,192
                                                                               --------
              HUNGARY -- 2.7%
      3,900   Gedeon Richter, GDR...........................................        186
     44,300   Otp Bank Rt. .................................................        363
                                                                               --------
                                                                                    549
                                                                               --------
              INDIA -- 4.5%
     36,825   ICICI Bank Ltd., ADR!!........................................        221
     16,800   Ranbaxy Laboratories Ltd. ....................................        322
     20,600   Reliance Industries Ltd., GDR!!...............................        218
     15,200   Satyam Computer Services Ltd.!!...............................        136
                                                                               --------
                                                                                    897
                                                                               --------
              INDONESIA -- 2.3%
  2,542,000   PT Indofood Sukses Makmur Tbk.................................        212
    596,000   PT Telekomunikasi Indonesia...................................        247
                                                                               --------
                                                                                    459
                                                                               --------
              ISRAEL -- 2.0%
     62,900   M-Systems Flash Disk Pioneers Ltd. ...........................        393
                                                                               --------
              KOREA -- 0.9%
     33,400   Daewoo Shipbuilding & Marine Engineering Company, Ltd.!!......        185
                                                                               --------
              MALAYSIA -- 4.8%
    262,400   AMMB Holdings Berhad..........................................        280
     45,000   Maxis Communications Berhad!!.................................         65
    203,000   Petronas Dagangan Berhad......................................        286
    161,400   Unisem (M) Berhad.............................................        325
                                                                               --------
                                                                                    956
                                                                               --------
              MEXICO -- 15.1%
    197,400   Alfa, SA!!....................................................        298
    132,800   Carso Global Telecom, ADR!!(a)................................        264
    185,000   Consorcio ARA, S.A. de C.V.!!.................................        263
     18,600   Grupo Elektra SA de CV, ADR...................................        242

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
              MEXICO -- (CONTINUED)
    313,600   Grupo Financiero Banorte SA de CV!!...........................   $    704
     21,200   Grupo IMSA SA de CV, ADR......................................        223
    209,800   Grupo Mexico SA, Series B.....................................        209
     71,800   Grupo Modelo SA de CV 'C'.....................................        180
     64,200   Organizacion Soriana SA de CV!!...............................        131
     54,300   TV Azteca SA de CV, ADR(a)....................................        264
     10,700   Wal-Mart de Mexico SA de CV,
                ADR(a)......................................................        259
                                                                               --------
                                                                                  3,037
                                                                               --------
              POLAND -- 0.6%
     15,100   Polski Koncern Naftowy Orlen SA, GDR..........................        118
                                                                               --------
              RUSSIA -- 7.6%
     38,200   AO Tatneft, ADR(a)............................................        595
     18,100   JSC MMC Norilsk Nickel, ADR!!.................................        297
     39,700   OAO Gazprom, ADR..............................................        441
     12,400   Surgutneftegaz, ADR...........................................        205
                                                                               --------
                                                                                  1,538
                                                                               --------
              SOUTH AFRICA -- 10.3%
     27,500   Anglo American plc............................................        348
      7,200   AngloGold Ltd. ...............................................        389
    316,400   Aveng Ltd. ...................................................        259
      8,000   Gold Fields Ltd. .............................................        103
      9,300   Impala Platinum Holdings Ltd.!!...............................        494
     21,609   Investec plc!!................................................        259
     20,093   Sasol Ltd. ...................................................        226
                                                                               --------
                                                                                  2,078
                                                                               --------
              SOUTH KOREA -- 21.7%
      2,600   Cheil Jedang Corporation......................................        106
      2,540   Hite Brewery Company, Ltd. ...................................        122
      8,410   Hyundai Department Store Company, Ltd. .......................        168
     15,075   Hyundai Motor Company Ltd., GDR!!(a)..........................        188
      9,560   Kookmin Bank..................................................        348
      4,700   Korea Telecom Free!!..........................................        116
      4,010   KT Corporation!!..............................................        179
     43,200   LG Electronics Inc.!!.........................................        596
      9,600   LG Petrochemical Company, Ltd. ...............................         88
     15,400   POSCO, ADR....................................................        332
      3,950   Samsung Electronics...........................................        960
      3,300   Samsung Electronics Co., Ltd. ................................        188
     23,800   Shinhan Financial Group Company, Ltd., GDS....................        571
     15,400   SK Telecom Company Ltd., ADR(a)...............................        327
     16,330   Trigem Computer, Inc.!!.......................................         85
                                                                               --------
                                                                                  4,374
                                                                               --------
              TAIWAN -- 7.2%
        200   Benq Corporation..............................................          0++
    522,240   Chang Hwa Commercial Bank.....................................        173
    274,000   Cheng Loong Corporation!!.....................................         49
     59,450   China Motor Company, Ltd. ....................................         69
    199,000   Chinatrust Financial Holding Company Ltd.!!...................        139
     98,700   Compal Electronics Inc., GDR(a)...............................        419
     24,000   LITE-ON IT Corporation!!......................................        102

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Emerging Markets Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
              TAIWAN -- (CONTINUED)
    188,760   Nan Ya Plastic Corporation....................................   $    146
     38,700   Pro Mos Technologies Inc.!!(a)................................        126
    191,000   Taiwan Cement Corporation!!...................................         41
     52,500   United Microelectronics Corporation, ADR!!(a).................        185
                                                                               --------
                                                                                  1,449
                                                                               --------
              THAILAND -- 3.4%
  1,262,700   Siam Commercial Bank Public Company Ltd.!!....................        677
                                                                               --------
              TURKEY -- 1.0%
234,357,341   Turkiye Garanti Bankasi AS!!..................................        205
                                                                               --------
              TOTAL COMMON STOCKS
                (Cost $21,743)..............................................     19,151
                                                                               --------
              PREFERRED STOCKS -- 1.8%
              BRAZIL -- 1.8%
  1,180,300   Ambev Cia De Bebid............................................        126
 54,074,710   Banco Bradesco SA.............................................        110
     12,950   Petroleo Brasileiro SA - Petrobras............................        121
                                                                               --------
              TOTAL PREFERRED STOCKS
                (Cost $775).................................................        357
                                                                               --------
              WARRANTS -- 0.1%
              BRAZIL -- 0.1%
     59,969   Ambev Cia De Bebid
                expire 4/30/03!!............................................         10
      4,990   Cie Cervejaria Brahma
                expire 4/30/03!!............................................          1
                                                                               --------
              TOTAL WARRANTS
                (Cost $3)...................................................         11
                                                                               --------
  SHARES                                                                        VALUE
   (000)                                                                        (000)
---------------------------------------------------------------------------------------
              INVESTMENT COMPANIES -- 15.7%
                (Cost $3,164)
      3,164   Nations Cash Reserves, Capital Class Shares#..................   $  3,164
                                                                               --------
              TOTAL INVESTMENTS
                (Cost $25,685*)...................................   112.8%      22,683
                                                                               --------
              OTHER ASSETS AND
                LIABILITIES (NET).................................   (12.8)%
              Foreign cash (cost $62).......................................   $     60
              Receivable for investment securities sold.....................        277
              Receivable for Fund shares sold...............................         22
              Dividends receivable..........................................         68
              Interest receivable...........................................          2
              Collateral on securities loaned...............................     (2,868)
              Payable for Fund shares redeemed..............................        (17)
              Administration fee payable....................................         (4)
              Shareholder servicing and distribution fees payable...........         (2)
              Accrued Trustees' fees and expenses...........................        (44)
              Accrued expenses and other liabilities........................        (61)
                                                                               --------
              TOTAL OTHER ASSETS AND
                LIABILITIES (NET)...........................................     (2,567)
                                                                               --------
              NET ASSETS..........................................   100.0%    $ 20,116
                                                                               ========
              NET ASSETS CONSIST OF:
              Distributions in excess of net investment income..............   $     (8)
              Accumulated net realized loss on investments sold.............    (27,871)
              Net unrealized depreciation of investments and foreign
                currencies..................................................     (3,003)
              Paid-in capital...............................................     50,998
                                                                               --------
              NET ASSETS....................................................   $ 20,116
                                                                               ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Emerging Markets Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                                VALUE
---------------------------------------------------------------------------------------
              PRIMARY A SHARES:
              Net asset value, offering and redemption price per share
                ($15,827,412 / 2,063,441 shares outstanding)................      $7.67
                                                                               ========
              INVESTOR A SHARES:
              Net asset value and redemption price per share
                ($2,643,094 / 348,845 shares outstanding)...................
                                                                                  $7.58
                                                                               ========



              Maximum sales charge..........................................      5.75%
              Maximum offering price per share..............................      $8.04



              INVESTOR B SHARES:
              Net asset value and offering price per share&
                ($1,389,315 / 190,073 shares outstanding)...................
                                                                                  $7.31
                                                                               ========
              INVESTOR C SHARES:
              Net asset value and offering price per share&
                ($256,379 / 35,128 shares outstanding)......................
                                                                                  $7.30
                                                                               ========

---------------

 * Federal income tax information (see Note 8).

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 7). The portion that represents cash collateral is $2,868.

 (a)
   All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $2,976 and $2,421, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
GDR  --   Global Depository Receipt
GDS  --   Global Depository Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Emerging Markets Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


At September 30, 2002, sector diversification was as follows:

                                                                 % OF NET            VALUE
SECTOR DIVERSIFICATION                                            ASSETS             (000)
-----------------------------------------------------------------------------------------------
Commercial banking..........................................       18.0%        $         3,652
Metals and mining...........................................       12.2                   2,456
Diversified electronics.....................................       10.4                   2,094
Telecommunications services.................................        8.3                   1,672
Semiconductors..............................................        6.4                   1,285
Oil refining and marketing..................................        4.8                     959
Exploration and production..................................        4.2                     841
Diversified manufacturing...................................        3.7                     739
Beverages...................................................        2.7                     521
Automotive..................................................        2.6                     517
Pharmaceuticals.............................................        2.5                     508
Natural gas distribution....................................        2.2                     441
Department and discount stores..............................        2.1                     427
Paper and forest products...................................        2.0                     402
Financial services..........................................        2.0                     398
Food products...............................................        1.6                     318
Construction................................................        1.5                     300
Broadcasting and cable......................................        1.3                     264
Housing and furnishing......................................        1.3                     263
Foreign Government Obligations..............................        1.2                     242
Marine......................................................        0.9                     185
Steel.......................................................        0.8                     153
Conglomerates...............................................        0.7                     146
Computer services...........................................        0.7                     136
Other.......................................................        1.1                     232
                                                              ---------         ---------------
COMMON STOCKS...............................................       95.2                  19,151
PREFERRED STOCKS............................................        1.8                     357
WARRANTS....................................................        0.1                      11
INVESTMENT COMPANIES........................................       15.7                   3,164
                                                              ---------         ---------------
TOTAL INVESTMENTS...........................................      112.8                  22,683
OTHER ASSETS AND LIABILITIES (NET)..........................      (12.8)                 (2,567)
                                                              ---------         ---------------
NET ASSETS..................................................     100.00%        $        20,116
                                                              =========         ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended September 30, 2002

                                           GLOBAL         INTERNATIONAL      INTERNATIONAL      INTERNATIONAL         EMERGING
                                           VALUE              VALUE              EQUITY         OPPORTUNITIES         MARKETS
                                       ------------------------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding
  taxes of $107, $0, $0, $12 and $43,
  respectively)......................  $        1,709     $           --     $           --     $           96     $          222
Dividend income from affiliated
  funds..............................              68                 --                 --                  1                  9
Interest.............................               1                 --                 --                 11                 --
Securities lending...................              29                 --                 --                  1                 21
Allocated from Portfolio:
Dividends (Net of foreign withholding
  taxes of $0, $5,982, $867, $0 and
  $0, respectively)+.................              --             40,573              6,508                 --                 --
Dividend income from affiliated
  funds+.............................              --                987                 88                 --                 --
Interest+............................              --                  9                120                 --                 --
Securities lending+..................              --              1,418                219                 --                 --
Expenses (Net of reimbursement of $0,
  $1,020, $0, $0 and $0,
  respectively)+.....................              --            (15,138)            (2,495)                --                 --
                                       --------------     --------------     --------------     --------------     --------------
    Total investment income..........           1,807             27,849              4,440                109                252
                                       --------------     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee..............             688                 --                 --                 54                122
Administration fee...................             240              2,858                448                 15                 27
Transfer agent fees..................              43                854                 87                  3                  4
Custodian fees.......................              15                 --                 --                 20                 19
Legal and audit fees.................              34                 62                 43                 31                 32
Registration and filing fees.........              15                195                 65                 18                 57
Trustees' fees and expenses..........               8                 14                 15                 10                  7
Interest expense.....................              --                 --                 --                 --                  2
Printing expense.....................              23                184                 41                 27                 34
Other................................               3                 57                 13                  1                  5
                                       --------------     --------------     --------------     --------------     --------------
    Subtotal.........................           1,069              4,224                712                179                309
Shareholder servicing and
  distribution fees:
  Investor A Shares..................              50              1,040                 35                  2                  5
  Investor B Shares..................              76                557                 64                 10                  9
  Investor C Shares..................             206                806                  6                  4                  1
                                       --------------     --------------     --------------     --------------     --------------
    Total expenses...................           1,401              6,627                817                195                324
Fees waived by investment advisor
  and/or administrator...............              --                 --                 --                (78)               (76)
Fees reduced by credits allowed by
  the custodian......................              --                 --                 --                 --*                --
                                       --------------     --------------     --------------     --------------     --------------
    Net expenses.....................           1,401              6,627                817                117                248
                                       --------------     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS).........             406             21,222              3,623                 (8)                 4
                                       --------------     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions..............           1,665                 --                 --               (559)              (558)
  Security transactions allocated
    from Portfolio+..................              --            (23,605)           (41,785)                --                 --
  Foreign currency transactions......             (45)                --                 --                (15)               (16)
  Foreign currency transactions
    allocated from Portfolio+........              --               (983)              (339)                --                 --
                                       --------------     --------------     --------------     --------------     --------------
Net realized gain/(loss) on
  investments........................           1,620            (24,588)           (42,124)              (574)              (574)
                                       --------------     --------------     --------------     --------------     --------------
Change in unrealized appreciation/
  (depreciation) of:
  Securities.........................         (62,250)                --                 --             (2,312)            (6,608)
  Securities allocated from
    Portfolio+.......................              --         (1,015,680)           (76,761)                --                 --
  Foreign currency transactions......               2                 --                 --                  6                 (2)
                                       --------------     --------------     --------------     --------------     --------------
Net change in unrealized
  appreciation/ (depreciation) of
  investments........................         (62,248)        (1,015,680)           (76,761)            (2,306)            (6,610)
                                       --------------     --------------     --------------     --------------     --------------
Net realized and unrealized
  gain/(loss) on investments.........         (60,628)        (1,040,268)          (118,885)            (2,880)            (7,184)
                                       --------------     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........  $      (60,222)    $   (1,019,046)    $     (115,262)    $       (2,888)    $       (7,180)
                                       ==============     ==============     ==============     ==============     ==============

---------------

+ Allocated from International Value Master Portfolio and International Equity
  Master Portfolio, respectively.

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                               GLOBAL VALUE                       INTERNATIONAL VALUE
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/02          PERIOD ENDED         9/30/02           YEAR ENDED
                                                      (UNAUDITED)         3/31/02(A)        (UNAUDITED)          3/31/02
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................  $          406     $           84     $       21,222     $       27,414
Net realized gain/(loss) on investments............           1,620              1,152                 --                 --
Net realized gain/(loss) on investments allocated
  from Portfolio+..................................              --                 --            (24,588)            69,800
Net change in unrealized
  appreciation/(depreciation) of investments.......         (62,248)             3,398                 --                 --
Net change in unrealized
  appreciation/(depreciation) of investments
  allocated from Portfolio+........................              --                 --         (1,015,680)           (64,827)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................         (60,222)             4,634         (1,019,046)            32,387
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................              --                (16)                --            (21,300)
  Investor A Shares................................              --                 (5)                --             (6,264)
  Investor B Shares................................              --                 --                 --               (582)
  Investor C Shares................................              --                 --                 --               (627)
Distributions to shareholders from net realized
  gain on investments:
  Primary A Shares.................................            (384)               (29)           (12,234)           (34,084)
  Investor A Shares................................            (285)               (15)            (5,366)           (11,408)
  Investor B Shares................................            (108)               (11)              (644)            (2,115)
  Investor C Shares................................            (292)               (20)              (895)            (1,962)
Net increase/(decrease) in net assets from Fund
  share transactions...............................          90,600            113,597            628,088          1,523,469
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............          29,309            118,135           (410,097)         1,477,514
NET ASSETS:
Beginning of period................................         118,135                 --          3,124,498          1,646,984
                                                     --------------     --------------     --------------     --------------
End of period......................................  $      147,444     $      118,135     $    2,714,401     $    3,124,498
                                                     ==============     ==============     ==============     ==============
Undistributed net investment
  income/(loss)/(distributions in excess of net
  investment income) at end of period..............  $          436     $           30     $       27,539     $        6,317
                                                     ==============     ==============     ==============     ==============

---------------

 + Allocated from International Value Master Portfolio and International Equity
   Master Portfolio, respectively.

(a)Global Value commenced operations on April 16, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

       INTERNATIONAL EQUITY             INTERNATIONAL OPPORTUNITIES            EMERGING MARKETS
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED        9/30/02         YEAR ENDED        9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02
-------------------------------------------------------------------------------------------------------

    $        3,623   $        5,085   $           (8)  $          (31)  $            4   $          126
                --               --             (574)            (956)            (574)          (8,074)
           (42,124)        (101,420)              --               --               --               --
                --               --           (2,306)           1,142           (6,610)          12,426
           (76,761)          70,073               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
          (115,262)         (26,262)          (2,888)             155           (7,180)           4,478

            (1,351)             (90)              --               --              (24)              --
               (67)              --               --               --               (1)              --
                (9)              --               --               --               --               --
                (1)              --               --               --               --               --

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
           113,355         (246,445)          23,125             (390)           2,199          (19,876)
    --------------   --------------   --------------   --------------   --------------   --------------
            (3,335)        (272,797)          20,237             (235)          (5,006)         (15,398)

           520,458          793,255            7,044            7,279           25,122           40,520
    --------------   --------------   --------------   --------------   --------------   --------------
    $      517,123   $      520,458   $       27,281   $        7,044   $       20,116   $       25,122
    ==============   ==============   ==============   ==============   ==============   ==============
             1,860
    $                $         (335)  $           (8)  $           --   $           (8)  $           13
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                             GLOBAL VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002         PERIOD ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
Sold........................................................   4,696    $ 42,983       5,368    $ 53,858
Issued as reinvestment of dividends.........................       6          70          --*          3
Redeemed....................................................  (1,828)    (16,221)       (676)     (6,872)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................   2,874    $ 26,832       4,692    $ 46,989
                                                              ======    ========      ======    ========
INVESTOR A SHARES:+
Sold........................................................   4,386    $ 41,475       2,660    $ 27,008
Issued as reinvestment of dividends.........................      12         123           1          10
Redeemed....................................................  (1,303)    (11,722)       (161)     (1,628)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................   3,095    $ 29,876       2,500    $ 25,390
                                                              ======    ========      ======    ========
INVESTOR B SHARES:+
Sold........................................................   1,054    $ 10,042       1,175    $ 11,824
Issued as reinvestment of dividends.........................       6          64           1           6
Redeemed....................................................    (137)     (1,210)        (41)       (416)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................     923    $  8,896       1,135    $ 11,414
                                                              ======    ========      ======    ========
INVESTOR C SHARES:+
Sold........................................................   2,989    $ 28,270       3,061    $ 30,685
Issued as reinvestment of dividends.........................      18         184           1          14
Redeemed....................................................    (395)     (3,458)        (91)       (895)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................   2,612    $ 24,996       2,971    $ 29,804
                                                              ======    ========      ======    ========
Total net increase/(decrease)...............................   9,504    $ 90,600      11,298    $113,597
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

+ Global Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 16, 2001

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

                                                                            INTERNATIONAL VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              --------------------      ---------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
Sold........................................................   45,218    $ 746,469       87,370    $1,445,271
Issued as reinvestment of dividends.........................      301        5,134        1,351        21,389
Redeemed....................................................  (14,706)    (227,038)     (32,433)     (529,939)
                                                              -------    ---------      -------    ----------
Net increase/(decrease).....................................   30,813    $ 524,565       56,288    $  936,721
                                                              =======    =========      =======    ==========
INVESTOR A SHARES:
Sold........................................................   41,090    $ 666,610       76,262    $1,245,590
Issued as reinvestment of dividends.........................      209        3,555          797        12,548
Redeemed....................................................  (37,651)    (600,609)     (49,471)     (810,553)
                                                              -------    ---------      -------    ----------
Net increase/(decrease).....................................    3,648    $  69,556       27,588    $  447,585
                                                              =======    =========      =======    ==========
INVESTOR B SHARES:
Sold........................................................      938    $  15,437        3,224    $   52,386
Issued as reinvestment of dividends.........................       31          523          141         2,201
Redeemed....................................................     (910)     (13,463)        (988)      (15,784)
                                                              -------    ---------      -------    ----------
Net increase/(decrease).....................................       59    $   2,497        2,377    $   38,803
                                                              =======    =========      =======    ==========
INVESTOR C SHARES:
Sold........................................................    2,680    $  44,029        7,184    $  114,565
Issued as reinvestment of dividends.........................       35          580          114         1,772
Redeemed....................................................     (888)     (13,139)      (1,004)      (15,977)
                                                              -------    ---------      -------    ----------
Net increase/(decrease).....................................    1,827    $  31,470        6,294    $  100,360
                                                              =======    =========      =======    ==========
Total net increase/(decrease)...............................   36,347    $ 628,088       92,547    $1,523,469
                                                              =======    =========      =======    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            INTERNATIONAL EQUITY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002             YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              -------------------      -----------------------
                                                              SHARES     DOLLARS        SHARES       DOLLARS
                                                              ------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
Sold........................................................   55,767    $558,311        81,708    $   850,492
Issued in exchange for net assets of Bank of America
  International Equity Fund (Note 9)........................   10,430      97,940            --             --
Issued as reinvestment of dividends.........................      104       1,023             7             66
Redeemed....................................................  (52,515)   (535,436)     (101,628)    (1,072,907)
                                                              -------    --------      --------    -----------
Net increase/(decrease).....................................   13,786    $121,838       (19,913)   $  (222,349)
                                                              =======    ========      ========    ===========
INVESTOR A SHARES:
Sold........................................................   31,271    $304,850        58,348    $   610,249
Issued as reinvestment of dividends.........................        5          46            --             --
Redeemed....................................................  (31,917)   (312,012)      (59,702)      (629,457)
                                                              -------    --------      --------    -----------
Net increase/(decrease).....................................     (641)   $ (7,116)       (1,354)   $   (19,208)
                                                              =======    ========      ========    ===========
INVESTOR B SHARES:
Sold........................................................       60    $    560           369    $     3,997
Issued as reinvestment of dividends.........................        1           8            --             --
Redeemed....................................................     (213)     (1,936)         (874)        (9,026)
                                                              -------    --------      --------    -----------
Net increase/(decrease).....................................     (152)   $ (1,368)         (505)   $    (5,029)
                                                              =======    ========      ========    ===========
INVESTOR C SHARES:
Sold........................................................       35    $    321           322    $     3,070
Issued as reinvestment of dividends.........................       --*          1            --             --
Redeemed....................................................      (35)       (321)         (306)        (2,929)
                                                              -------    --------      --------    -----------
Net increase/(decrease).....................................       --*   $      1            16    $       141
                                                              =======    ========      ========    ===========
Total net increase/(decrease)...............................   12,993    $113,355       (21,756)   $  (246,445)
                                                              =======    ========      ========    ===========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

                                                                     INTERNATIONAL OPPORTUNITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2002
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
Sold........................................................   3,292     $25,773         276     $ 2,233
Issued as reinvestment of dividends.........................      --          --          --          --
Redeemed....................................................    (446)     (3,575)       (137)     (1,096)
                                                               -----     -------        ----     -------
Total net increase/(decrease)...............................   2,846     $22,198         139     $ 1,137
                                                               =====     =======        ====     =======
INVESTOR A SHARES:
Sold........................................................      80     $   646         116     $   903
Issued as reinvestment of dividends.........................      --          --          --          --
Redeemed....................................................     (52)       (426)       (282)     (2,187)
                                                               -----     -------        ----     -------
Net increase/(decrease).....................................      28     $   220        (166)    $(1,284)
                                                               =====     =======        ====     =======
INVESTOR B SHARES:
Sold........................................................     114     $   850          23     $   189
Issued as reinvestment of dividends.........................      --          --          --          --
Redeemed....................................................     (33)       (256)        (41)       (309)
                                                               -----     -------        ----     -------
Net increase/(decrease).....................................      81     $   594         (18)    $  (120)
                                                               =====     =======        ====     =======
INVESTOR C SHARES:
Sold........................................................      42     $   316           8     $    64
Issued as reinvestment of dividends.........................      --          --          --          --
Redeemed....................................................     (25)       (203)        (24)       (187)
                                                               -----     -------        ----     -------
Net increase/(decrease).....................................      17     $   113         (16)    $  (123)
                                                               =====     =======        ====     =======
Total net increase/(decrease)...............................   2,972     $23,125         (61)    $  (390)
                                                               =====     =======        ====     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           EMERGING MARKETS
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
Sold........................................................   2,535    $ 24,861       4,897    $ 44,247
Issued as reinvestment of dividends.........................       1           5          --          --
Redeemed....................................................  (2,344)    (23,155)     (6,934)    (63,313)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................     192    $  1,711      (2,037)   $(19,066)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
Sold........................................................   1,186    $ 12,013       1,373    $ 11,971
Issued as reinvestment of dividends.........................      --*          2          --          --
Redeemed....................................................  (1,160)    (11,688)     (1,485)    (12,833)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................      26    $    327        (112)   $   (862)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
Sold........................................................      37    $    363          36    $    320
Issued as reinvestment of dividends.........................      --          --          --          --
Redeemed....................................................     (42)       (370)        (41)       (347)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................      (5)   $     (7)         (5)   $    (27)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
Sold........................................................      20    $    182          14    $    116
Issued as reinvestment of dividends.........................      --          --          --          --
Redeemed....................................................      (2)        (14)         (5)        (37)
                                                              ------    --------      ------    --------
Net increase/(decrease).....................................      18    $    168           9    $     79
                                                              ======    ========      ======    ========
Total net increase/(decrease)...............................     231    $  2,199      (2,145)   $(19,876)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                               NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                 VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                               -----------------------------------------------------------------------------
GLOBAL VALUE:
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)......   $10.50         $ 0.04            $(3.33)           $(3.29)          $   --
Period ended 3/31/2002*#.....................    10.00           0.06              0.47              0.53            (0.01)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)......   $10.47         $ 0.03            $(3.32)           $(3.29)          $   --
Period ended 3/31/2002*#.....................    10.00           0.04              0.45              0.49               --##
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)......   $10.40         $   --##          $(3.29)           $(3.29)          $   --
Period ended 3/31/2002*#.....................    10.00          (0.03)             0.45              0.42               --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)......   $10.40         $   --##          $(3.29)           $(3.29)          $   --
Period ended 3/31/2002*#.....................    10.00          (0.03)             0.45              0.42               --

---------------

 * Global Value Primary A, Investor A, Investor B and Investor C Shares commenced operation on April 16, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $(0.01) per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

                                                                                                                    WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                                                                    REIMBURSEMENTS
                                                                                                                    ---------------
                                                                         RATIO OF      RATIO OF NET                    RATIO OF
DISTRIBUTIONS                                              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  FROM NET          TOTAL         NET ASSET                  END OF      EXPENSES     INCOME/(LOSS)     PORTFOLIO     EXPENSES TO
  REALIZED      DIVIDENDS AND       VALUE        TOTAL       PERIOD     TO AVERAGE      TO AVERAGE      TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------






   $(0.08)         $(0.08)         $ 7.13        (31.61)%   $53,971        1.40%+          0.98%+          10%           1.40%+
    (0.02)          (0.03)          10.50          5.24      49,246        1.40(a)+        0.66+           19            1.63(a)+



   $(0.08)         $(0.08)         $ 7.10        (31.70)%   $39,744        1.65%+          0.73%+          10%           1.65%+
    (0.02)          (0.02)          10.47          4.92      26,172        1.65(a)+        0.41+           19            1.88(a)+



   $(0.08)         $(0.08)         $ 7.03        (31.91)%   $14,469        2.40%+         (0.02)%+         10%           2.40%+
    (0.02)          (0.02)          10.40          4.18      11,804        2.40(a)+       (0.34)+          19            2.63(a)+



   $(0.08)         $(0.08)         $ 7.03        (31.91)%   $39,260        2.40%+         (0.02)%+         10%           2.40%+
    (0.02)          (0.02)          10.40          4.18      30,914        2.40(a)+       (0.34)+          19            2.63(a)+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                               NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                 VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                               -----------------------------------------------------------------------------
INTERNATIONAL VALUE:
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)......   $16.67          $0.10            $(4.54)           $(4.44)          $   --
Year ended 3/31/2002#........................    17.30           0.22             (0.29)            (0.07)           (0.20)
Year ended 3/31/2001.........................    18.78           0.32             (0.39)            (0.07)           (0.21)
Year ended 3/31/2000#........................    14.45           0.37              4.73              5.10            (0.28)
Period ended 3/31/1999#......................    15.53           0.16              0.28              0.44            (0.18)
Period ended 5/15/1998.......................    13.17           0.09              2.56              2.65               --
Year ended 11/30/1997........................    11.29           0.09              1.91              2.00            (0.10)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)......   $16.61          $0.10            $(4.54)           $(4.44)          $   --
Year ended 3/31/2002#........................    17.26           0.18             (0.29)            (0.11)           (0.18)
Year ended 3/31/2001.........................    18.77           0.27             (0.39)            (0.12)           (0.19)
Year ended 3/31/2000#........................    14.43           0.36              4.72              5.08            (0.25)
Period ended 3/31/1999#......................    15.44           0.14              0.36              0.50            (0.17)
Period ended 5/15/1998.......................    13.13           0.08              2.52              2.60               --
Year ended 11/30/1997........................    11.29           0.01              1.91              1.92            (0.06)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)......   $16.39          $0.03            $(4.46)           $(4.43)          $   --
Year ended 3/31/2002#........................    17.07           0.07             (0.30)            (0.23)           (0.09)
Year ended 3/31/2001.........................    18.64           0.16             (0.40)            (0.24)           (0.13)
Year ended 3/31/2000#........................    14.40           0.22              4.66              4.88            (0.15)
Period ended 3/31/1999** #...................    14.33           0.06              0.76              0.82            (0.13)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)......   $16.39          $0.03            $(4.46)           $(4.43)          $   --
Year ended 3/31/2002#........................    17.07           0.04             (0.27)            (0.23)           (0.09)
Year ended 3/31/2001.........................    18.65           0.16             (0.41)            (0.25)           (0.13)
Year ended 3/31/2000#........................    14.41           0.21              4.69              4.90            (0.17)
Period ended 3/31/1999**#....................    13.33           0.06              1.77              1.83            (0.13)

---------------

  * The financial information for the fiscal periods through May 22, 1998 reflect the financial information for the Emerald International Equity Fund's Institutional and Retail Shares, which were reorganized into the International Value Primary A and Investor A Shares, respectively, as of May 22, 1998.

 ** International Value Investor B and Investor C Shares commenced operations on
    May 22, 1998 and June 15, 1998, respectively.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

                                                                                                                    WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                                                                    REIMBURSEMENTS
                                                                                                                    ---------------
                                                                         RATIO OF      RATIO OF NET                    RATIO OF
DISTRIBUTIONS                                              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  FROM NET          TOTAL         NET ASSET                  END OF      EXPENSES     INCOME/(LOSS)     PORTFOLIO     EXPENSES TO
  REALIZED      DIVIDENDS AND       VALUE        TOTAL       PERIOD     TO AVERAGE      TO AVERAGE      TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------






   $(0.09)         $(0.09)         $12.14        (26.81)%  $1,874,072      1.15%+          1.36%+          --            1.22%+
    (0.36)          (0.56)          16.67         (0.18)    2,059,558      1.19            1.36            --            1.23
    (1.20)          (1.41)          17.30         (0.50)    1,163,899      1.13            1.89            --            1.23
    (0.49)          (0.77)          18.78         36.03       600,589      1.24(a)         2.11            12%###        1.34(a)
    (1.34)          (1.52)          14.45          1.48       142,546      1.30+           1.36+           44            1.39+
    (0.29)          (0.29)          15.53         20.54       119,412      1.25+           2.06+           88            1.26+
    (0.02)          (0.12)          13.17         17.75        54,277      1.21            0.89            29            1.21



   $(0.09)         $(0.09)         $12.08        (26.91)%  $  624,953      1.40%+          1.11%+          --            1.47%+
    (0.36)          (0.54)          16.61         (0.46)      798,587      1.44            1.10            --            1.48
    (1.20)          (1.39)          17.26         (0.72)      353,646      1.38            1.64            --            1.48
    (0.49)          (0.74)          18.77         35.86       186,649      1.49(a)         1.86            12%###        1.59(a)
    (1.34)          (1.51)          14.43          1.75         5,960      1.55+           1.11+           44            1.64+
    (0.29)          (0.29)          15.44         20.22         5,128      1.81+           1.21+           88            1.82+
    (0.02)          (0.08)          13.13         17.11         4,259      1.73            0.26            29            1.93



   $(0.09)         $(0.09)         $11.87        (27.21)%  $   85,020      2.15%+          0.36%+          --            2.22%+
    (0.36)          (0.45)          16.39         (1.16)      116,374      2.19            0.36            --            2.23
    (1.20)          (1.33)          17.07         (1.42)       80,655      2.13            0.89            --            2.23
    (0.49)          (0.64)          18.64         34.51        50,999      2.24(a)         1.11            12%###        2.34(a)
    (0.62)          (0.75)          14.40          1.25%        4,296      2.30+           0.36+           44            2.39+



   $(0.09)         $(0.09)         $11.87        (27.21)%  $  130,356      2.15%+          0.36%+          --            2.22%+
    (0.36)          (0.45)          16.39         (1.16)      149,979      2.19            0.36            --            2.23
    (1.20)          (1.33)          17.07         (1.45)       48,784      2.13            0.89            --            2.23
    (0.49)          (0.66)          18.65         34.64        13,725      2.24(a)         1.11            12%###        2.34(a)
    (0.62)          (0.75)          14.41          3.98           182      2.30+           0.36+           44            2.39+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                               NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                 VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                               -----------------------------------------------------------------------------
INTERNATIONAL EQUITY:
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)......   $10.49          $0.07            $(2.27)           $(2.20)          $(0.03)
Year ended 3/31/2002#........................    11.12           0.09             (0.72)            (0.63)              --##
Year ended 3/31/2001#........................    16.74           0.12             (4.47)            (4.35)           (0.11)
Year ended 3/31/2000#........................    14.12           0.10              4.91              5.01            (0.06)
Year ended 3/31/1999#........................    14.81           0.11              0.39              0.50            (0.12)
Year ended 3/31/1998#........................    13.13           0.11              1.95              2.06            (0.22)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)......   $10.30          $0.06            $(2.19)           $(2.13)          $(0.02)
Year ended 3/31/2002#........................    10.95           0.06             (0.71)            (0.65)              --
Year ended 3/31/2001#........................    16.51           0.07             (4.38)            (4.31)           (0.09)
Year ended 3/31/2000#........................    13.97           0.06              4.86              4.92            (0.05)
Year ended 3/31/1999#........................    14.67           0.08              0.40              0.48            (0.11)
Year ended 3/31/1998#........................    13.01           0.07              1.94              2.01            (0.19)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)......   $ 9.87          $0.02            $(2.13)           $(2.11)          $(0.01)
Year ended 3/31/2002#........................    10.56          (0.01)            (0.68)            (0.69)              --
Year ended 3/31/2001#........................    16.06             --             (4.27)            (4.27)           (0.07)
Year ended 3/31/2000#........................    13.75          (0.05)             4.72              4.67            (0.03)
Year ended 3/31/1999#........................    14.56          (0.03)             0.38              0.35            (0.09)
Year ended 3/31/1998#........................    12.83          (0.03)             1.92              1.89               --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)......   $ 9.63          $0.02            $(2.08)           $(2.06)          $(0.01)
Year ended 3/31/2002#........................    10.30          (0.01)            (0.66)            (0.67)              --
Year ended 3/31/2001#........................    15.72          (0.02)            (4.17)            (4.19)           (0.07)
Year ended 3/31/2000#........................    13.52          (0.03)             4.60              4.57            (0.04)
Year ended 3/31/1999#........................    14.34          (0.03)             0.37              0.34            (0.09)
Year ended 3/31/1998#........................    12.74          (0.01)             1.89              1.88            (0.12)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $(0.01) per share.

### Amount represents results prior to conversion to a master-feeder structure.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

                                                                                                                    WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                                                                    REIMBURSEMENTS
                                                                                                                    ---------------
                                                                         RATIO OF      RATIO OF NET                    RATIO OF
DISTRIBUTIONS                                              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  FROM NET          TOTAL         NET ASSET                  END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
  REALIZED      DIVIDENDS AND       VALUE        TOTAL       PERIOD     TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

   $   --          $(0.03)         $ 8.26        (21.01)%   $487,457       1.21%+          1.40%+           --           1.21%+
       --              --##         10.49         (5.65)     474,738       1.16            0.88             --           1.16
    (1.16)          (1.27)          11.12        (27.40)     724,572       1.15            0.89             --           1.16
    (2.33)          (2.39)          16.74         39.85      866,731       1.14            0.69            129%###       1.18
    (1.07)          (1.19)          14.12          3.68      743,861       1.13            0.79            146           1.13
    (0.16)          (0.38)          14.81         16.06      885,329       1.14            0.76             64           1.14

   $   --          $(0.02)         $ 8.15        (20.68)%   $ 18,557       1.46%+          1.15%+           --           1.46%+
       --              --           10.30         (5.94)      30,067       1.41            0.63             --           1.41
    (1.16)          (1.25)          10.95        (27.54)      46,770       1.40            0.64             --           1.41
    (2.33)          (2.38)          16.51         39.54       43,111       1.39            0.44            129%###       1.43
    (1.07)          (1.18)          13.97          3.59       12,785       1.38            0.54            146           1.38
    (0.16)          (0.35)          14.67         15.77       13,477       1.39            0.51             64           1.39

   $   --          $(0.01)         $ 7.75        (21.53)%   $ 10,131       2.21%+          0.40%+           --           2.21%+
       --              --            9.87         (6.53)      14,408       2.16           (0.12)            --           2.16
    (1.16)          (1.23)          10.56        (28.11)      20,747       2.15           (0.11)            --           2.16
    (2.33)          (2.36)          16.06         38.14       32,073       2.14           (0.31)           129%###       2.18
    (1.07)          (1.16)          13.75          2.65       28,266       2.13           (0.21)           146           2.13
    (0.16)          (0.16)          14.56         14.93       34,119       2.14           (0.24)            64           2.14

   $   --          $(0.01)         $ 7.56        (21.43)%   $    978       2.21%+          0.40%+           --           2.21%+
       --              --            9.63         (6.50)       1,245       2.16           (0.12)            --           2.16
    (1.16)          (1.23)          10.30        (28.22)       1,166       2.15           (0.11)            --           2.16
    (2.33)          (2.37)          15.72         38.12          987       2.14           (0.31)           129%###       2.18
    (1.07)          (1.16)          13.52          2.63          824       2.13           (0.21)           146           2.13
    (0.16)          (0.28)          14.34         15.05          933       1.97           (0.07)            64           1.97

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                      NET REALIZED
                                                                VALUE           NET         AND UNREALIZED
                                                              BEGINNING     INVESTMENT      GAIN/(LOSS) ON
                                                              OF PERIOD    INCOME/(LOSS)     INVESTMENTS
                                                              --------------------------------------------
INTERNATIONAL OPPORTUNITIES
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited).....................   $ 8.36         $   --##          $(1.20)
Year ended 3/31/2002#.......................................     8.03          (0.01)             0.34
Period ended 3/31/2001*#....................................    10.00             --##           (1.97)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited).....................   $ 8.32         $(0.01)           $(1.19)
Year ended 3/31/2002#.......................................     8.01          (0.01)             0.32
Period ended 3/31/2001*#....................................    10.00          (0.01)            (1.98)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited).....................   $ 8.22         $(0.02)           $(1.20)
Year ended 3/31/2002#.......................................     7.97          (0.07)             0.32
Period ended 3/31/2001*#....................................    10.00          (0.08)            (1.95)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited).....................   $ 8.22         $(0.02)           $(1.19)
Year ended 3/31/2002#.......................................     7.97          (0.07)             0.32
Period ended 3/31/2001*#....................................    10.00          (0.09)            (1.94)

---------------

 * International Opportunities Primary A, Investor A, Investor B and Investor C Shares commenced operations on August 1, 2000.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

                                                                                                        WITHOUT WAIVERS
                                                                                                        AND/OR EXPENSE
                                                                                                        REIMBURSEMENTS
                                                                                                        ---------------
                                                           RATIO OF         RATIO OF NET                   RATIO OF
 NET INCREASE/                               NET ASSETS   OPERATING          INVESTMENT                    OPERATING
 (DECREASE) IN      NET ASSET                  END OF      EXPENSES         INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
NET ASSET VALUE       VALUE        TOTAL       PERIOD     TO AVERAGE         TO AVERAGE     TURNOVER        AVERAGE
FROM OPERATIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS         NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------






    $ (1.20)          $7.16        (14.35)%   $22,692        1.50%+(a)          (0.11)%+        62%          2.66%+(a)
       0.33            8.36          4.11       2,700        1.42(a)(b)         (0.08)         307           4.02(a)
      (1.97)           8.03        (19.70)      1,477        1.47+               0.12+         442           6.28+



    $ (1.20)          $7.12        (14.42)%   $ 1,507        1.75%+(a)          (0.36)%+        62%          2.91%+(a)
       0.31            8.32          3.87       1,526        1.67(a)(b)         (0.33)         307           4.27(a)
      (1.99)           8.01        (19.90)      2,797        1.72+              (0.13)+        442           6.53+



    $ (1.22)          $7.00        (14.84)%   $ 2,231        2.50%+(a)          (1.11)%+        62%          3.66%+(a)
       0.25            8.22          3.14       1,951        2.42(a)(b)         (1.08)         307           5.02(a)
      (2.03)           7.97        (20.30)      2,031        2.47+              (0.88)+        442           7.28+



    $ (1.21)          $7.01        (14.72)%   $   851        2.50%+(a)          (1.11)%+        62%          3.66%+(a)
       0.25            8.22          3.14         869        2.42(a)(b)         (1.08)         307           5.02(a)
      (2.03)           7.97        (20.30)        974        2.47+              (0.88)+        442           7.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                               NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                 VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                               -----------------------------------------------------------------------------
EMERGING MARKETS:
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)......   $10.49         $ 0.01            $(2.82)           $(2.81)          $(0.01)
Year ended 3/31/2002#........................     8.92           0.05              1.52              1.57               --
Year ended 3/31/2001#........................    15.76          (0.05)            (6.76)            (6.81)           (0.03)
Year ended 3/31/2000#........................     8.14          (0.05)             7.68              7.63            (0.01)
Year ended 3/31/1999#........................    10.60           0.14             (2.53)            (2.39)           (0.07)
Year ended 3/31/1998#........................    11.41           0.04             (0.76)            (0.72)           (0.09)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)......   $10.37         $   --##          $(2.78)           $(2.78)          $(0.01)
Year ended 3/31/2002#........................     8.84           0.01              1.52              1.53               --
Year ended 3/31/2001#........................    15.65          (0.04)            (6.75)            (6.79)           (0.02)
Year ended 3/31/2000#........................     8.09          (0.09)             7.65              7.56               --
Year ended 3/31/1999#........................    10.57           0.10             (2.52)            (2.42)           (0.06)
Year ended 3/31/1998#........................    11.39           0.01             (0.75)            (0.74)           (0.08)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)......   $10.04         $(0.04)           $(2.69)           $(2.73)          $   --
Year ended 3/31/2002#........................     8.62          (0.06)             1.48              1.42               --
Year ended 3/31/2001#........................    15.32          (0.17)            (6.53)            (6.70)              --
Year ended 3/31/2000#........................     7.99          (0.16)             7.49              7.33               --
Year ended 3/31/1999#........................    10.49           0.05             (2.50)            (2.45)           (0.05)
Year ended 3/31/1998#........................    11.31          (0.07)            (0.75)            (0.82)              --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)......   $10.02         $(0.04)           $(2.68)           $(2.72)          $   --
Year ended 3/31/2002#........................     8.61          (0.06)             1.47              1.41               --
Year ended 3/31/2001#........................    15.31          (0.16)            (6.54)            (6.70)              --
Year ended 3/31/2000#........................     7.98          (0.14)             7.47              7.33               --
Year ended 3/31/1999#........................    10.47           0.05             (2.49)            (2.44)           (0.05)
Year ended 3/31/1998#........................    11.34          (0.05)            (0.75)            (0.80)           (0.07)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS


                                                                                     RATIO OF NET
                                                                                      OPERATING
                                                                                       EXPENSES
                                                                         RATIO OF     INCLUDING     RATIO OF NET
DISTRIBUTIONS                                              NET ASSETS   OPERATING      INTEREST      INVESTMENT
  FROM NET          TOTAL         NET ASSET                  END OF      EXPENSES      EXPENSE      INCOME/(LOSS)   PORTFOLIO
  REALIZED      DIVIDENDS AND       VALUE        TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TO AVERAGE     TURNOVER
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS    NET ASSETS     NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------------

    $  --          $(0.01)          $ 7.67       (26.78)%   $15,828        1.90%+        1.92%+          0.13%+         57%
       --              --            10.49        17.60      19,640        1.80          1.85            0.54          102
       --           (0.03)            8.92       (43.21)     34,876        1.80          1.84           (0.40)          97
       --           (0.01)           15.76        93.71      56,234        1.90          1.91           (0.40)          61
       --           (0.07)            8.14       (22.60)     21,689        1.78(a)         --(b)         1.66           71
       --           (0.09)           10.60        (6.39)     73,797        1.57            --            0.36           63

    $  --          $(0.01)          $ 7.58       (26.86)%   $ 2,643        2.15%+        2.17%+         (0.12)%+        57%
       --              --            10.37        17.31       3,354        2.05          2.10            0.29          102
       --           (0.02)            8.84       (43.38)      3,851        2.05          2.09           (0.65)          97
       --              --            15.65        93.33       3,087        2.15          2.16           (0.65)          61
       --           (0.06)            8.09       (22.90)        951        2.03(a)         --(b)         1.41           71
       --           (0.08)           10.57        (6.60)        652        1.82            --            0.11           63

    $  --          $   --           $ 7.31       (27.19)%   $ 1,389        2.90%+        2.92%+         (1.13)%+        57%
       --              --            10.04        16.47       1,961        2.80          2.85           (0.46)         102
       --              --             8.62       (43.73)      1,728        2.80          2.84           (1.40)          97
       --              --            15.32        91.74       3,468        2.90          2.91           (1.40)          61
       --           (0.05)            7.99       (23.42)      1,579        2.78(a)         --(b)         0.66           71
       --              --            10.49        (7.25)      1,247        2.57            --           (0.64)          63

    $  --          $   --           $ 7.30       (27.15)%   $   256        2.90%+        2.92%+         (1.13)%+        57%
       --              --            10.02        16.38         167        2.80          2.85           (0.46)         102
       --              --             8.61       (43.73)         65        2.80          2.84           (1.40)          97
       --              --            15.31        91.73         120        2.90          2.91           (1.40)          61
       --           (0.05)            7.98       (23.37)         86        2.78(a)         --(b)         0.66           71
       --           (0.07)           10.47        (7.17)        293        2.40            --           (0.47)          63

               WITHOUT WAIVERS
               AND/OR EXPENSE
               REIMBURSEMENTS
               ---------------
                  RATIO OF
DISTRIBUTIONS     OPERATING
  FROM NET       EXPENSES TO
  REALIZED         AVERAGE
    GAINS        NET ASSETS
-------------  ---------------

    $  --           2.55%+
       --           2.08
       --           1.86
       --           2.54
       --           1.98(a)
       --           1.57

    $  --           2.80%+
       --           2.33
       --           2.11
       --           2.79
       --           2.23(a)
       --           1.82

    $  --           3.55%+
       --           3.08
       --           2.86
       --           3.54
       --           2.98(a)
       --           2.57

    $  --           3.55%+
       --           3.08
       --           2.86
       --           3.54
       --           2.98(a)
       --           2.40

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate portfolios. These financial statements pertain only to the international stock portfolios of Funds
Trust: Global Value Fund, International Value Fund, International Equity Fund, International Opportunities Fund and Emerging Markets Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Subject to certain limited exceptions, International Value Fund is no longer accepting new investments from current or prospective investors. Please see the Fund's current prospectus for more information. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

International Value Fund and International Equity Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in International Value Master Portfolio and International Equity Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (84.3% for International Value Master Portfolio and 100.0% for International Equity Master Portfolio at September 30, 2002). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act managed by Banc of America Advisors, LLC ("BA Advisors"), whose financial statements are not presented here, also invest in the Master Portfolios.

International Opportunities Fund operates in a master-feeder structure. The Fund seeks to achieve its investment objective by investing substantially all of its assets in International Opportunities Master Portfolio of the Master Trust, which has the same investment objective as the Fund. Because the value of the Fund's investment in the International Opportunities Master Portfolio as of and for the six months ended September 30, 2002 represented substantially all of the beneficial interests in the International Opportunities Master Portfolio, the financial statements for the International Opportunities Fund reflect the consolidation of the International Opportunities Master Portfolio. Separate financial statements for the International Opportunities Master Portfolio have not been prepared and references in this report to International Opportunities Fund should be read to include references to the corresponding Master Portfolio.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Debt securities are generally valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, and the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Effective August 1, 2002, distributions from net investment income, if any, are declared and paid annually. Prior to August 1, 2002, distributions from net investment income, if any, were declared and paid each calendar quarter for all Funds except Global Value and International Value, which declared and paid distributions annually. Each Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into investment advisory agreements (the "Investment Advisory Agreements") with BA Advisors, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                               ANNUAL RATE
                                               -----------
Global Value.................................     0.90%
International Opportunities..................     0.80%
Emerging Markets.............................     1.00%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Funds Trust has, on behalf of the Global Value Fund, entered into a sub-advisory agreement with BA Advisors and Brandes Investment Partners, LLC ("Brandes") pursuant to which Brandes is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% over $1 billion of the Fund's average daily net assets.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




Master Trust has, on behalf of the International Opportunities Fund, entered into a sub-advisory agreement with BA Advisors and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.45% of the Fund's average daily net assets.

Funds Trust has, on behalf of the Emerging Markets Fund, entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with BA Advisors and Gartmore Global Partners ("Gartmore"). Gartmore is a general partnership which is an indirect wholly-owned subsidiary of Nationwide Mutual Insurance Company. Under the Sub-Advisory Agreements, Gartmore is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.66% of the Fund's average daily net assets. Gartmore has agreed to voluntarily waive half of these fees. There is no guarantee that this waiver will continue in the future.

The Feeder Funds indirectly pay for sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of Global Value Fund, International Opportunities Fund and Emerging Markets Fund. International Value Fund and International Equity Fund pay a monthly fee at the maximum annual rate of 0.17% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2002, Stephens and BA Advisors earned 0.08% and 0.06%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-advisers and/or Stephens may from time to time, reduce their fees payable by each Fund. During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors and/or the sub-advisors and/or Stephens have agreed to voluntarily reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distribution fees), exceed an annual rate of 1.90% of Emerging Markets Fund's average daily net assets. There is no guarantee that these expense limitations will continue. During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors and/or the sub-advisers and Stephens have agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 1.40% of Global Value Fund's average daily net assets and 1.50% of International Opportunities Fund's average daily net assets. There is no guarantee that these expense limitations will continue after this date.

BA Advisors is entitled to recover from Global Value Fund any fees waived or expenses reimbursed by BA Advisors during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the Global Value Fund to exceed the expense limitation in effect at the time of recovery.

At September 30, 2002, the amounts potentially recoverable by BA Advisors pursuant to this arrangement are as follows:

 POTENTIAL AMOUNT TO      POTENTIAL AMOUNT TO
RECOVER WITHIN 3 YEARS   RECOVER WITHIN 3 YEARS
    AS OF 9/30/02            AS OF 3/31/02
-----------------------------------------------
          $0                    $13,580

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2002, expenses of the Funds were reduced by $166 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Emerging Markets Fund does not participate in the expense offset arrangement.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2002, Bank of America earned approximately $14,603 for providing such services.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 2002, the Funds were informed that the distributor received the following:

                                             FRONT END
                                               SALES          CONTINGENT DEFERRED SALES CHARGE
                                               CHARGE                      (000)
                                               (000)       --------------------------------------
                                            ------------    INVESTOR
FUND                                         INVESTOR A        A         INVESTOR B    INVESTOR C
-------------------------------------------------------------------------------------------------
Global Value..............................      $246          $ 2           $ 14          $10
International Value.......................       475           44            166           27
International Equity......................        --            3              6           --*
International Opportunities...............         9           --              3           --
Emerging Markets..........................         7                           5           --

---------------

 *Amount represents less than $500.

The Funds are also entitled to a 2% redemption fee on the proceeds of Fund shares that are purchased after August 1, 2002 and are redeemed (either by selling shares or exchanging into another Fund) within 90 days of their purchase. For the period ended September 30, 2002, the Funds received the following in redemption fees:

                                                                  REDEMPTION FEE
                                                                      (000)
                                                              ----------------------
FUND                                                          PRIMARY A   INVESTOR A
------------------------------------------------------------------------------------
Global Value................................................    $ 19         $ 5
International Value.........................................       1          --*
International Equity........................................     127          99
International Opportunities.................................      --          --
Emerging Markets............................................      --          --

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America or BA Advisors, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. Funds Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003. The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

The Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

For the six months ended September 30, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT     PLAN
                                        RATE       LIMIT
                                       -----------------
Investor A Combined Shareholder
  Servicing and Distribution Plan....   0.25%      0.25%
Investor B and Investor C Shareholder
  Servicing Plans....................   0.25%      0.25%
Investor B and Investor C
  Distribution Plans.................   0.75%      0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:

                                     PURCHASES    SALES
                                       (000)      (000)
                                     -------------------
Global Value.......................  $101,948    $14,531
International Opportunities........    29,748      8,200
Emerging Markets...................    13,861     13,109

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 2002.

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2002, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Fund Trust's Declaration of Trust authorizes the Boards of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINES OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1. At September 30, 2002, there were no loans outstanding under this Agreement. For the six months ended September 30, 2002, borrowings by the Funds under the Agreement were as follows:

                                        AVERAGE
                                        AMOUNT      AVERAGE
                                      OUTSTANDING   INTEREST
FUND                                     (000)        RATE
------------------------------------------------------------
Emerging Markets....................     $198         2.26%

The average amount outstanding was calculated based on daily balances in the period.

7.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2002, the following Funds had securities on loan:

                                MARKET VALUE OF    MARKET VALUE OF
                               LOANED SECURITIES     COLLATERAL
FUND                                 (000)              (000)
------------------------------------------------------------------
Global Value.................       $11,003            $13,656
International
  Opportunities..............         1,973              1,993
Emerging Markets.............         2,421              2,868

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  INCOME TAXES

Information on the tax components of capital as of September 30, 2002 is as follows:

                                                                                                                    NET TAX
                                                                                                                  UNREALIZED
                                                                                                                 APPRECIATION/
                                                                                                                (DEPRECIATION)
                                                                                               NET TAX          ON DERIVATIVES
                                             COST OF                                          UNREALIZED          AND FOREIGN
                                           INVESTMENTS     GROSS TAX       GROSS TAX        APPRECIATION/        CURRENCY AND
                                             FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION) ON        NET OTHER
                                            PURPOSES      APPRECIATION    DEPRECIATION       INVESTMENTS            ASSETS
FUND                                          (000)          (000)           (000)              (000)                (000)
-------------------------------------------------------------------------------------------------------------------------------
Global Value.............................   $220,888         $ 826          $(59,678)          $(58,852)              $ 2
International Value......................        N/A*          N/A*              N/A*                --                --
International Equity.....................        N/A*          N/A*              N/A*                --                --
International Opportunities..............     30,811           530            (1,685)            (1,155)                7
Emerging Markets.........................     25,685         1,018            (4,020)            (3,002)               (1)

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2002, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING    EXPIRING    EXPIRING
                                                              IN 2007     IN 2009     IN 2010
FUND                                                           (000)       (000)       (000)
----------------------------------------------------------------------------------------------
International Equity........................................       --         --      $128,015
International Opportunities.................................       --       $166         2,333
Emerging Markets............................................  $14,260         --         9,088

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2002, the following Funds elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                                              CAPITAL LOSSES    CURRENCY LOSSES
                                                                 DEFERRED          DEFERRED
FUND                                                              (000)              (000)
-----------------------------------------------------------------------------------------------
Global Value................................................          --            $   23
International Value.........................................          --             1,032
International Equity........................................          --               319
International Opportunities.................................          --                66
Emerging Markets............................................      $3,100                23

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




9.  REORGANIZATIONS

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each fund listed in the left column below (each a "Fund") reorganized into a newly created successor fund listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of the successor funds reflect the historical financial results of the Fund prior to the reorganization.

FUND                                      REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
-----------------------------------------------------------------------------------------
International Value                       International Value
International Equity                      International Equity
Emerging Markets                          Emerging Markets

CONVERSION OF COMMON TRUST FUNDS

On July 19, 2002, the International Equity Fund (the "Acquiring Fund"), acquired the net assets of Bank of America International Equity Fund, a common trust fund, managed by Bank of America, (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                  TOTAL NET
                                  ASSETS OF
                  TOTAL NET       ACQUIRING       ACQUIRED
  TOTAL NET       ASSETS OF         FUND            FUND
  ASSETS OF       ACQUIRING         AFTER        UNREALIZED
ACQUIRED FUND       FUND         CONVERSION     DEPRECIATION
    (000)           (000)           (000)          (000)
------------------------------------------------------------
   $97,940        $451,505        $549,445        $(8,636)

10.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Fund approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Funds. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Funds) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Funds. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio and Nations International Equity Master Portfolio Semi-annual Report

                                     SEPTEMBER 30, 2002 (UNAUDITED)
The following pages should be read in conjunction with Nations International Value and Nations International Equity Funds' Semiannual Report.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 96.8%
             BERMUDA -- 3.5%
 7,990,580   Tyco International Ltd. ......................................   $  112,667
                                                                              ----------
             BRAZIL -- 2.0%
   567,840   Banco Bradesco SA, ADR(a).....................................        6,013
   241,760   Brasil Telecom Participacoes SA, ADR(a).......................        5,369
11,414,270   Centrais Eletricas Brasileiras SA, ADR........................       21,776
 1,984,600   Petroleo Brasileiro SA-'A', ADR(a)............................       18,953
 2,164,000   Tele Norte Leste Participacoes SA, ADR(a).....................       11,469
                                                                              ----------
                                                                                  63,580
                                                                              ----------
             CANADA -- 0.8%
48,000,000   Nortel Networks Corporation!!(a)..............................       25,920
                                                                              ----------
             CHINA -- 0.6%
   939,000   PetroChina Company Ltd., ADR(a)...............................       18,874
                                                                              ----------
             FRANCE -- 3.9%
10,686,900   Alcatel SA, ADR(a)............................................       24,900
 1,071,000   Alstom SA, ADR!!..............................................        4,177
 3,710,000   European Aeronautic Defence and Space Company(a)..............       39,417
   831,400   Renault SA....................................................       35,818
   341,170   Total Fina Elf SA, ADR(a).....................................       22,466
                                                                              ----------
                                                                                 126,778
                                                                              ----------
             GERMANY -- 6.2%
 1,094,000   BASF AG, ADR(a)...............................................       38,837
 2,113,700   Bayerische Hypo-und Vereinsbank AG, ADR(a)....................       27,886
 6,736,800   Deutsche Telekom AG, ADR(a)...................................       55,713
 1,675,900   E.On AG, ADR..................................................       79,388
                                                                              ----------
                                                                                 201,824
                                                                              ----------
             HONG KONG -- 0.8%
 6,316,000   Swire Pacific, Ltd. 'A', ADR..................................       24,941
                                                                              ----------
             IRELAND -- 1.4%
 1,852,140   Allied Irish Banks plc, ADR(a)................................       44,451
                                                                              ----------
             ITALY -- 3.7%
21,334,000   IntesaBci SpA!!(a)............................................       35,845
 1,152,390   Telecom Italia SpA, ADR(a)....................................       82,224
                                                                              ----------
                                                                                 118,069
                                                                              ----------
             JAPAN -- 23.0%
   188,000   Daiichi Pharmaceutical Company, Ltd.(a).......................        3,051
 7,166,000   Daiwa House Industry Company, Ltd. ...........................       43,794
 1,199,825   Hitachi, Ltd., ADR(a).........................................       59,463
    13,300   Japan Tobacco, Inc.(a)........................................       83,903
 1,904,950   Komatsu Ltd., ADR(a)..........................................       25,600

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
 1,230,000   Komatsu Ltd.!!................................................   $    4,132
   609,000   Matsushita Electric Industrial Company Ltd. ..................        6,318
 7,136,310   Matsushita Electric Industrial Company Ltd., ADR(a)...........       74,004
10,262,000   Mitsubishi Heavy Industries, Ltd.(a)..........................       27,986
11,021,990   Mitsubishi Tokyo Financial Group Inc.(a)......................       80,902
18,077,000   Nippon Mitsubishi Oil Corporation(a)..........................       77,808
 2,571,180   Nippon Telegraph and Telephone Corporation, ADR...............       41,833
 1,125,000   Ono Pharmaceutical Company, Ltd. .............................       34,192
 4,231,000   Sankyo Company, Ltd. .........................................       54,773
 2,986,000   Sumitomo Mitsui Banking Corporation...........................       16,777
10,757,100   Sumitomo Mitsui Banking Corporation, ADR......................       60,439
 1,365,600   TDK Corporation, ADR(a).......................................       52,576
                                                                              ----------
                                                                                 747,551
                                                                              ----------
             MEXICO -- 4.7%
 5,769,700   America Movil SA de CV 'L', ADR...............................       69,698
 2,910,850   Telefonos de Mexico SA de CV 'L', ADR(a)......................       81,941
                                                                              ----------
                                                                                 151,639
                                                                              ----------
             NETHERLANDS -- 1.1%
 2,737,277   ABN AMRO Holding NV, ADR(a)...................................       30,521
   187,000   Akzo Nobel NV, ADR(a).........................................        6,040
                                                                              ----------
                                                                                  36,561
                                                                              ----------
             NEW ZEALAND -- 1.2%
 2,067,200   Telecom Corporation of New Zealand Ltd., ADR(a)...............       38,450
                                                                              ----------
             PORTUGAL -- 1.4%
 9,556,776   Portugal Telecommunications, SGPS, SA, ADR(a).................       44,152
                                                                              ----------
             RUSSIA -- 1.2%
   636,870   LUKOIL, ADR(a)................................................       38,741
                                                                              ----------
             SINGAPORE -- 3.8%
   263,453   DBS Group Holdings Ltd., ADR@.................................        6,641
 8,994,000   Development Bank of Singapore!!...............................       56,679
 3,464,100   Jardine Matheson Holdings, Ltd., ADR..........................       19,919
 7,142,000   Overseas-Chinese Banking Corporation Ltd. ....................       38,577
                                                                              ----------
                                                                                 121,816
                                                                              ----------
             SOUTH AFRICA -- 1.6%
 4,967,200   SABMiller plc, ADR@(a)........................................       33,084
 2,895,450   South African Breweries plc@..................................       19,852
                                                                              ----------
                                                                                  52,936
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             SOUTH KOREA -- 4.6%
 5,544,200   Korea Electric Power Corporation, ADR(a)......................   $   51,727
 2,914,300   KT Corporation, ADR(a)........................................       64,639
 1,527,400   POSCO, ADR....................................................       32,961
                                                                              ----------
                                                                                 149,327
                                                                              ----------
             SPAIN -- 9.6%
 9,541,433   Banco Bilbao Vizcaya Argentaria SA, ADR(a)....................       72,134
13,852,530   Repsol YPF SA, ADR............................................      165,953
 3,174,944   Telefonica SA, ADR!!(a).......................................       70,929
                                                                              ----------
                                                                                 309,016
                                                                              ----------
             SWITZERLAND -- 4.0%
 2,291,700   Swisscom AG, ADR(a)...........................................       63,136
 7,037,619   Zurich Financial Services AG, ADR(a)..........................       65,683
                                                                              ----------
                                                                                 128,819
                                                                              ----------
             UNITED KINGDOM -- 16.8%
 4,485,630   BAE Systems plc, ADR(a).......................................       54,176
 2,620,100   British American Tobacco plc, ADR(a)..........................       54,079
 1,540,000   British Energy plc, ADR(a)....................................        1,294
 1,152,030   BT Group plc, ADR!!(a)........................................       29,768
 3,804,000   Corus Group plc, ADR!!(a).....................................       20,732
19,500,935   Friends Provident plc.........................................       32,200
17,026,100   Granada plc!!@................................................       18,006
 1,241,500   HSBC Holdings plc, ADR(a).....................................       63,912
 2,113,220   Imperial Chemical Industries plc, ADR(a)......................       27,747
18,541,415   Invensys plc, ADR(a)..........................................       35,427
 1,658,280   Marks & Spencer Group plc, ADR!!(a)...........................       50,226
 3,290,151   Reuters Group plc(a)..........................................       70,969
22,958,200   Royal & Sun Alliance Insurance Group plc......................       34,750
14,732,700   Safeway plc...................................................       48,306
                                                                              ----------
                                                                                 541,592
                                                                              ----------
             VENEZUELA -- 0.9%
 2,878,864   Cia Anonima Nacional Telefonos de Venezuela, ADR..............       30,372
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $4,439,909)...........................................    3,128,076
                                                                              ----------
             PREFERRED STOCKS -- 0.6%
             BRAZIL -- 0.6%
   882,000   Companhia de Bebidas das Americas, ADR(a).....................        9,455
   663,200   Telecomunicacoes Brasileiras SA -- Telebras, ADR(a)...........        9,477
                                                                              ----------
             TOTAL PREFERRED STOCKS
               (Cost $55,566)..............................................       18,932
                                                                              ----------
  SHARES                                                                        VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- 26.3%
               (Cost $847,980)
   847,980   Nations Cash Reserves, Capital Class Shares#..................   $  847,980
                                                                              ----------
             TOTAL INVESTMENTS
               (Cost $5,343,455*)................................   123.7%     3,994,988
                                                                              ----------
             OTHER ASSETS AND LIABILITIES (NET)..................   (23.7)%
             Cash..........................................................   $       19
             Dividends receivable..........................................       11,081
             Interest receivable...........................................           57
             Collateral on securities loaned...............................     (773,701)
             Investment advisory fee payable...............................       (2,403)
             Administration fee payable....................................         (145)
             Accrued Trustees' fees and expenses...........................          (31)
             Accrued expenses and other liabilities........................          (52)
                                                                              ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (765,175)
                                                                              ----------
             NET ASSETS..........................................   100.0%    $3,229,813
                                                                              ==========

---------------

 *Federal income tax information: Net unrealized depreciation of $1,348,467 on investment securities was comprised of gross appreciation of $69,443 and gross depreciation of $1,417,910 for federal income tax purposes. At September 30, 2002, the aggregate cost of securities for federal income tax purposes was $5,343,455.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 5). The portion that represents cash collateral is $773,701.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $1,110,417 and $683,921, respectively.

ADR - American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)

At September 30, 2002, sector diversification was as follows:

                                                                 % OF NET            VALUE
SECTOR DIVERSIFICATION                                            ASSETS             (000)
-----------------------------------------------------------------------------------------------
Telecommunications services.................................       21.6%         $      699,170
Commercial banking..........................................       14.2                 460,269
Oil and gas.................................................        9.9                 320,329
Conglomerates...............................................        4.4                 140,653
Tobacco.....................................................        4.3                 137,982
Housing and furnishing......................................        3.6                 117,798
Electrical equipment........................................        3.6                 116,216
Financial services..........................................        3.4                 110,543
Electric power -- Non nuclear...............................        3.1                 101,164
Aerospace and defense.......................................        2.9                  93,593
Pharmaceuticals.............................................        2.8                  92,016
Banking.....................................................        2.5                  80,508
Commercial services.........................................        2.2                  70,969
Insurance...................................................        2.1                  66,950
Heavy machinery.............................................        2.0                  65,159
Beverages...................................................        1.9                  62,391
Metals and mining...........................................        1.7                  53,693
Electric power -- Nuclear...................................        1.6                  53,021
Networking and telecommunications equipment.................        1.6                  50,820
Retail -- Specialty.........................................        1.6                  50,226
Food and drug stores........................................        1.5                  48,306
Chemicals -- Specialty......................................        1.4                  44,877
Automotive..................................................        1.1                  35,818
Chemicals -- Basic..........................................        0.9                  27,747
Other.......................................................        0.9                  27,858
                                                              ---------          --------------
TOTAL COMMON STOCKS.........................................       96.8               3,128,076
PREFERRED STOCKS............................................        0.6                  18,932
INVESTMENT COMPANIES........................................       26.3                 847,980
                                                              ---------          --------------
TOTAL INVESTMENTS...........................................      123.7               3,994,988
OTHER ASSETS AND LIABILITIES (NET)..........................      (23.7)               (765,175)
                                                              ---------          --------------
NET ASSETS..................................................      100.0%         $    3,229,813
                                                              =========          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations International Equity Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 93.9%
            AUSTRALIA -- 1.6%
  102,900   Brambles Industries Ltd. .....................................   $    361
  198,997   Broken Hill Proprietary Company, Ltd. ........................        978
  137,800   National Australia Bank Ltd. .................................      2,507
  439,216   Publishing & Broadcasting Limited.............................      1,871
   35,220   Rio Tinto Ltd. ...............................................        580
  101,005   The News Corporation Ltd., ADR(a).............................      1,943
                                                                             --------
                                                                                8,240
                                                                             --------
            BERMUDA -- 0.3%
   21,000   Ace Ltd. .....................................................        622
   15,500   XL Capital Ltd., Class A......................................      1,139
                                                                             --------
                                                                                1,761
                                                                             --------
            BRAZIL -- 0.8%
   15,300   Companhia Vale do Rio Doce, ADR...............................        331
   74,875   Companhia Vale do Rio Doce!!..................................      1,704
  207,575   Petroleo Brasileiro SA, ADR...................................      2,227
                                                                             --------
                                                                                4,262
                                                                             --------
            CANADA -- 5.9%
   77,300   Abitibi-Consolidated Inc. ....................................        519
  107,000   Barrick Gold Corporation(a)...................................      1,665
  126,091   Canadian National Railway Company.............................      4,709
  432,540   CoolBrands International, Inc. ...............................      1,947
  233,781   Mega Blocks Inc.!!@...........................................      2,874
  356,912   Molson Inc. ..................................................      6,975
   18,800   National Bank of Canada(a)....................................        349
  129,290   Shoppers Drug Mart Corporation................................      1,955
   47,132   Suncor Energy, Inc. ..........................................        811
  721,610   Westjet Airlines Ltd. ........................................      8,280
                                                                             --------
                                                                               30,084
                                                                             --------
            CHINA -- 0.7%
  130,979   CNOOC Ltd., ADR(a)............................................      3,691
                                                                             --------
            DENMARK -- 0.8%
  278,614   Danske Bank A/S...............................................      4,226
                                                                             --------
            FINLAND -- 2.8%
  799,096   Nokia Oyj!!...................................................     10,623
  981,800   Sonera Oyj!!..................................................      3,639
   26,198   TietoEnator Oyj@..............................................        308
                                                                             --------
                                                                               14,570
                                                                             --------
            FRANCE -- 8.5%
   23,515   Accor SA!!....................................................        687
  132,532   BNP Paribas SA................................................      4,320
   58,785   Bouygues SA!!.................................................      1,511
   96,370   Compagnie de Saint-Gobain.....................................      2,127
  106,000   Compagnie Generale des Etablissements Michelin................      2,977
   81,463   Havas Advertising SA!!........................................        274
  406,470   JC Decaux SA!!................................................      4,588
   19,830   Lafarge SA....................................................      1,584
   11,450   PSA Peugeot Citroen!!.........................................        423
   73,550   Sanofi-Synthelabo SA..........................................      4,147
   87,908   Societe Generale 'A'!!........................................      3,706
   32,685   Societe Television Francaise 1!!..............................        694
  168,947   Thomson Multimedia!!..........................................      2,662

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            FRANCE -- (CONTINUED)
   96,566   TotalFinaElf SA...............................................   $ 12,713
   70,056   Vivendi Environnement!!.......................................      1,406
                                                                             --------
                                                                               43,819
                                                                             --------
            GERMANY -- 3.9%
  141,738   BASF AG.......................................................      4,932
   63,900   Bayer AG......................................................      1,101
  279,461   Bayerische Motoren Werke (BMW) AG!!...........................      8,963
   50,500   Deutsche Bank AG (REGD).......................................      2,311
   76,283   Deutsche Post AG (REGD)@......................................        630
    8,861   Metro AG......................................................        154
   10,812   Muenchener Rueckversicherungs - Gesellschaft AG@..............      1,103
    3,105   SAP AG........................................................        138
   57,000   SAP AG, ADR(a)................................................        641
                                                                             --------
                                                                               19,973
                                                                             --------
            HONG KONG -- 0.4%
  179,100   Cheung Kong (Holdings) Ltd. ..................................      1,130
      350   Hong Kong & China Gas Company Ltd.............................          0++
  252,000   Hong Kong Electric Holdings Ltd. .............................      1,066
                                                                             --------
                                                                                2,196
                                                                             --------
            IRELAND -- 2.6%
  105,306   Allied Irish Banks plc........................................      1,259
   90,512   CRH plc.......................................................      1,012
  330,963   Ryanair Holdings plc, ADR!!...................................     11,216
                                                                             --------
                                                                               13,487
                                                                             --------
            ISRAEL -- 0.2%
   12,200   Teva Pharmaceutical Industries Ltd., ADR(a)...................        817
                                                                             --------
            ITALY -- 3.0%
  367,856   Banco Popolare di Vernoa e Novara Scrl........................      4,199
   57,000   ENI SpA, ADR(a)...............................................      3,912
   49,100   ENI SpA.......................................................        674
  114,300   Mediaset SpA!!................................................        711
  106,000   San Paolo - IMI SpA, ADR(a)...................................      1,212
  124,886   San Paolo - IMI SpA...........................................        702
  205,700   Telecom Italia Mobile SpA!!...................................        801
  391,000   Telecom Italia SpA............................................      2,786
   93,900   Telecom Italia SpA, RNC.......................................        467
                                                                             --------
                                                                               15,464
                                                                             --------
            JAPAN -- 14.8%
   14,400   Acom Company, Ltd.@...........................................        608
  180,000   CANON Inc. ...................................................      5,885
      561   East Japan Railway Company....................................      2,617
  170,000   Fuji Photo Film Company, Ltd. ................................      5,069
       80   Fuji Television Network, Inc. ................................        352
      800   Fujitsu Ltd. .................................................          3
  356,000   Hitachi, Ltd. ................................................      1,784
   82,700   Honda Motor Company Ltd. .....................................      3,349
  108,000   Ito-Yokado Company, Ltd. .....................................      4,241
       15   Japan Tobacco, Inc. ..........................................         95
  152,000   Kao Corporation...............................................      3,352
   28,600   Kyocera Corporation!!.........................................      1,915
       11   Millea Holdings, Inc.!!.......................................         88

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS MASTER INVESTMENT TRUST

Nations International Equity Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            JAPAN -- (CONTINUED)
   22,000   Mitsui Sumitomo Insurance Company, Ltd. ......................   $    103
  167,500   Nikko Securities Company, Ltd. ...............................        797
   30,600   Nintendo Company, Ltd. .......................................      3,564
      841   Nippon Telegraph and Telephone Corporation....................      2,798
    1,990   Nippon Television Network Corporation.........................        339
      398   Nippon Unipac Holding(a)......................................      2,005
  489,000   Nissan Motor Company, Ltd. ...................................      3,631
    1,000   Nomura Securities.............................................         13
    2,330   NTT DoCoMo, Inc.@.............................................      3,981
   68,000   Olympus Optical Company, Ltd. ................................        996
   10,800   Orix Corporation..............................................        636
    8,300   Rohm Company Ltd. ............................................        974
      700   Sharp Corporation.............................................          7
    5,000   Shionogi and Company, Ltd. ...................................         54
  104,900   Sony Corporation..............................................      4,402
      700   Sumitomo Corporation..........................................          4
   78,000   Takeda Chemical Industries, Ltd. .............................      3,146
   32,600   Takefuji Corporation@.........................................      1,842
   48,600   TDK Corporation...............................................      1,888
1,702,000   The Seiyu, Ltd.!!(a)..........................................      5,942
  403,000   Tokyo Gas Company Ltd.(a).....................................      1,179
   29,000   Toppan Printing Company.......................................        256
  302,700   Toyota Motor Corporation......................................      7,783
                                                                             --------
                                                                               75,698
                                                                             --------
            KOREA -- 0.0%+
   15,200   Korea Tobacco & Ginseng Corporation@(a)(b)....................        107
                                                                             --------
            MEXICO -- 2.8%
  134,471   Cemex SA de CV, ADR...........................................      2,803
  890,700   Corporacion Geo, SA de CV, Series B!!.........................      1,685
   18,800   Fomento Economico Mexicano SA de CV, ADR......................        635
  140,909   Telefonos de Mexico SA de CV 'L', ADR.........................      3,967
2,194,980   Wal-Mart de Mexico SA de CV, Series V.........................      5,311
                                                                             --------
                                                                               14,401
                                                                             --------
            NETHERLANDS -- 7.3%
  223,000   ABN AMRO Holding NV...........................................      2,442
   31,757   Akzo Nobel NV.................................................      1,023
   19,500   Elsevier NV...................................................        233
   17,740   Gucci Group NV (REGD)(a)......................................      1,497
  261,967   Heineken Holding NV 'A'.......................................      7,519
  421,836   ING Groep NV!!................................................      5,842
  217,209   Koninklijke (Royal) Philips Electronics NV....................      3,156
   90,448   Royal Dutch Petroleum Company.................................      3,633
   53,549   TPG NV........................................................        898
   89,102   Unilever NV...................................................      5,275
   41,500   Unilever NV, NY Shares........................................      2,467
  159,844   VNU NV........................................................      3,714
                                                                             --------
                                                                               37,699
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            NEW ZEALAND -- 0.0%+
   77,200   Telecom Corp of New Zealand, Ltd.!!...........................   $    178
                                                                             --------
            NORWAY -- 0.4%
  274,000   Statoil ASA...................................................      2,089
                                                                             --------
            PORTUGAL -- 0.4%
   84,236   Portugal Telecom, SGPS, SA (REGD)!!...........................        379
  354,000   Portugal Telecommunications, SGPS, SA, ADR....................      1,635
                                                                             --------
                                                                                2,014
                                                                             --------
            RUSSIA -- 0.7%
   26,137   YUKOS, ADR(a).................................................      3,518
                                                                             --------
            SINGAPORE -- 0.5%
   83,256   DBS Group Holdings Ltd. ......................................        525
  135,850   Overseas-Chinese Banking Corporation Ltd. ....................        734
   41,000   Singapore Press Holdings, Ltd. ...............................        438
  108,000   United Overseas Bank..........................................        723
                                                                             --------
                                                                                2,420
                                                                             --------
            SOUTH AFRICA -- 0.3%
  197,000   South African Breweries plc@..................................      1,351
                                                                             --------
            SOUTH KOREA -- 4.1%
   64,120   Kookmin Bank..................................................      2,337
   15,700   Kookmin Bank, ADR!!(a)........................................        556
  352,300   Korea Electric Power Corporation, ADR(a)......................      3,287
    4,480   KT Corporation!!..............................................        200
  240,400   KT Corporation, ADR(a)........................................      5,333
   30,500   POSCO, ADR....................................................        658
   29,960   Samsung Electronics...........................................      7,284
   57,100   SK Telecom Company Ltd., ADR(a)...............................      1,212
                                                                             --------
                                                                               20,867
                                                                             --------
            SPAIN -- 3.4%
   39,062   Altadis, SA...................................................        873
   59,700   Banco Popular Espanol SA......................................      2,300
  472,238   Corporacion Mapfre, Compania Internacional de Reaseguros,
              SA..........................................................      2,660
  377,000   Endesa SA!!...................................................      3,409
   81,200   Iberdrola SA!!................................................      1,051
  266,073   Industria de Diseno Textil, SA................................      5,391
  152,000   Repsol YPF SA, ADR............................................      1,821
                                                                             --------
                                                                               17,505
                                                                             --------
            SWEDEN -- 0.7%
1,283,144   Ericsson AB (LM) 'B'!!(a).....................................        466
  222,205   Investor AB 'B'...............................................      1,086
   18,200   Nordea AB.....................................................         72
   42,372   Sandvik AB!!..................................................        996
   73,620   Svenska Handelsbanken AB 'A'!!................................        917
                                                                             --------
                                                                                3,537
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations International Equity Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            SWITZERLAND -- 6.6%
  237,250   Abb Ltd.!!....................................................   $    784
   19,050   Ciba Specialty Chemicals AG...................................      1,256
   54,244   Compagnie Financiere Richemont AG!!...........................        805
    6,614   Holcim Ltd.!!.................................................      1,047
    3,215   Julius Baer Holdings Ltd., Zurich.............................        622
   50,105   Nestle SA (REGD)..............................................     10,952
  225,512   Novartis AG!!.................................................      8,916
   41,300   Roche Holding AG!!............................................      2,794
   43,600   Syngenta AG...................................................      2,379
      725   Synthes - Stratec Inc. .......................................        369
    7,820   The Swatch Group AG., Class B!!...............................        584
   16,330   The Swatch Group AG!!.........................................        246
   36,480   UBS AG!!......................................................      1,518
   15,900   Zurich Financial Services AG..................................      1,484
                                                                             --------
                                                                               33,756
                                                                             --------
            UNITED KINGDOM -- 20.4%
  360,300   Abbey National plc............................................      2,918
1,284,408   Arm Holdings plc!!............................................      2,505
  135,297   AstraZeneca plc...............................................      4,102
  890,871   BAE Systems plc...............................................      2,689
  132,700   Barclays plc..................................................        775
  142,439   Billiton plc..................................................        661
  508,000   BP Amoco plc..................................................      3,395
  185,753   Brambles Industries plc.......................................        605
  117,511   British American Tobacco plc..................................      1,198
  728,000   BT Group plc..................................................      1,883
  875,600   Cadbury Schweppes plc.........................................      5,852
   89,000   Carlton Communications plc....................................        153
  147,897   Compass Group plc.............................................        616
  466,450   Diageo plc....................................................      5,788
  435,961   GlaxoSmithKline plc...........................................      8,433
  196,500   Hilton Group plc..............................................        494
  158,267   HSBC Holdings plc(a)..........................................      1,603
  534,400   HSBC Holdings plc (REGD)(a)...................................      5,499
  624,500   Kingfisher plc................................................      2,023
  334,000   Marks & Spencer Group plc.....................................      1,685
  300,500   New Dixons Group plc..........................................        815
  263,497   Northern Rock plc.............................................      2,718
   46,417   Reckitt Benckiser plc.........................................        876
   84,800   Reed Elsevier plc.............................................        729
   22,137   Rio Tinto plc (REGD)..........................................        356
  815,000   Rolls-Royce plc...............................................      1,282
  507,219   Royal Bank of Scotland plc@...................................      9,573
  918,674   Scottish Power plc............................................      4,981
1,536,571   Shell Transport and Trading Company plc.......................      9,158
  742,065   Smiths Group plc..............................................      7,479
  511,072   Standard Chartered plc........................................      5,264

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            UNITED KINGDOM -- (CONTINUED)
  586,021   Tesco plc.....................................................   $  1,896
   16,300   United Business Media plc.....................................         55
3,784,325   Vodafone Group plc............................................      4,850
  206,818   WPP Group plc.................................................      1,387
                                                                             --------
                                                                              104,296
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $556,196).............................................    482,026
                                                                             --------
            PREFERRED STOCKS -- 2.3%
            BRAZIL -- 0.1%
   39,204   Companhia de Bebidas das Americas, ADR........................        420
                                                                             --------
            GERMANY -- 2.2%
   26,803   Porsche AG!!..................................................     11,126
                                                                             --------
            TOTAL PREFERRED STOCKS
              (Cost $11,442)..............................................     11,546
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 0.9%
              (Cost $4,800)
$   4,800   Federal Home Loan Bank
              1.830% 10/01/02.............................................      4,800
                                                                             --------

 SHARES
---------
            WARRANTS -- 0.1%
            INDIA -- 0.1%
              (Cost $417)
    6,000   Infosys Technologies, Ltd.@!!(b)..............................        422
                                                                             --------
 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 11.5%
       70   DJ Eurotoxx 50 Master Unit....................................      1,549
      268   IShares plc - IFTSE 100.......................................      1,567
       15   XMTCH on SMI..................................................        476
   55,159   Nations Cash Reserves, Capital Class Shares#..................     55,159
                                                                             --------
            TOTAL INVESTMENT COMPANIES
              (Cost $59,198)..............................................     58,751
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS MASTER INVESTMENT TRUST

Nations International Equity Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $632,053*)..................................     108.7%  $557,545
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (8.7)%
            Cash..........................................................   $    118
            Receivable for investment securities sold.....................     10,975
            Receivable for Fund shares sold...............................          1
            Dividends receivable..........................................      1,698
            Interest receivable...........................................         14
            Collateral on securities loaned...............................    (47,636)
            Payable for Fund shares redeemed..............................         (6)
            Investment advisory fee payable...............................       (357)
            Administration fee payable....................................        (22)
            Due to custodian..............................................     (4,296)
            Payable for investment securities purchased...................     (4,859)
            Accrued Trustees' fees and expenses...........................        (31)
            Accrued expenses and other liabilities........................        (95)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (44,496)
                                                                             --------
            NET ASSETS..........................................     100.0%  $513,049
                                                                             ========

---------------

 *Federal income tax information: Net unrealized depreciation of $74,508 on investment securities was comprised of gross appreciation of $19,296 and gross depreciation of $93,804 for federal income tax purposes. At September 30, 2002, the aggregate cost of securities for federal income tax purposes was $632,053.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 +Amount represents less than 0.1%.

++Amount represents less than $500.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 5). The portion that represents cash collateral is $47,636.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $49,121 and $45,830, respectively.

(b)
  Fair valued security.

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations International Equity Master

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)

At September 30, 2002, sector diversification was as follows:

                                                                 % OF NET            VALUE
SECTOR DIVERSIFICATION                                            ASSETS             (000)
-----------------------------------------------------------------------------------------------
Commercial banking..........................................       10.1%        $        52,510
Integrated oil..............................................        8.4                  43,732
Automotive..................................................        7.5                  38,252
Telecommunications services.................................        6.6                  34,109
Pharmaceuticals.............................................        6.3                  32,409
Food products...............................................        4.9                  25,162
Airlines....................................................        3.8                  19,496
Beverages...................................................        3.0                  15,169
Electronics.................................................        2.5                  12,981
Food and drug stores........................................        2.3                  11,740
Publishing and advertising..................................        2.3                  11,674
Insurance...................................................        2.3                  11,557
Diversified electronics.....................................        2.2                  11,391
Networking and telecommunications equipment.................        2.2                  11,089
Construction................................................        2.1                  10,722
Electric power -- Non nuclear...............................        2.0                  10,507
Conglomerates...............................................        1.9                   9,535
Railroads, trucking and shipping............................        1.7                   8,854
Banking.....................................................        1.7                   8,519
Department and discount stores..............................        1.6                   8,303
Computers and office equipment..............................        1.5                   7,776
Commercial services.........................................        1.5                   7,519
Semiconductors..............................................        1.4                   7,284
Specialty stores............................................        1.4                   7,115
Other.......................................................       12.7                  64,621
                                                              ---------         ---------------
TOTAL COMMON STOCKS.........................................       93.9                 482,026
Preferred stocks............................................        2.3                  11,546
Warrants....................................................        0.1                     422
U.S. Government and agency obligations......................        0.9                   4,800
Investment companies........................................       11.5                  58,751
                                                              ---------         ---------------
TOTAL INVESTMENTS...........................................      108.7                 557,545
OTHER ASSETS AND LIABILITIES (NET)..........................       (8.7)                (44,496)
                                                              ---------         ---------------
NET ASSETS..................................................      100.0%        $       513,049
                                                              =========         ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended September 30, 2002

                                                              INTERNATIONAL      INTERNATIONAL
                                                                  VALUE              EQUITY
                                                                  MASTER             MASTER
                                                                PORTFOLIO          PORTFOLIO
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,982 and
  $867, respectively).......................................  $       47,876     $        6,544
Dividends income from affiliated funds......................           1,163                 88
Interest....................................................              10                 91
Securities lending..........................................           1,608                213
                                                              --------------     --------------
    Total investment income.................................          50,657              6,936
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................          17,891              2,105
Administration fee..........................................             994                132
Custodian fees..............................................             186                195
Legal and audit fees........................................              22                 22
Trustees' fees and expenses.................................               7                  7
Interest expense............................................              --                 17
Other.......................................................              11                 18
                                                              --------------     --------------
    Total expenses..........................................          19,111              2,496
Fees waived by investment advisor...........................          (1,205)                --
Fees reduced by credits allowed by the custodian............             (15)                --*
                                                              --------------     --------------
    Net expenses............................................          17,891              2,496
                                                              --------------     --------------
NET INVESTMENT INCOME.......................................          32,766              4,440
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................         (15,697)           (41,855)
  Futures contracts.........................................             519              8,415
  Foreign currency transactions.............................            (543)            (8,757)
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................         (15,721)           (42,197)
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................      (1,221,094)           (85,409)
  Foreign currency transactions.............................              63                 86
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................      (1,221,031)           (85,323)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......      (1,236,752)          (127,520)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $   (1,203,986)    $     (123,080)
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended September 30, 2002

                                                            INTERNATIONAL VALUE                  INTERNATIONAL EQUITY
                                                             MASTER PORTFOLIO                      MASTER PORTFOLIO
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/02           YEAR ENDED          9/30/02           YEAR ENDED
                                                      (UNAUDITED)          3/31/02          (UNAUDITED)          3/31/02
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income..............................  $       32,766     $       41,025     $        4,440     $        6,816
Net realized gain/(loss) on investments............         (15,721)            78,792            (42,197)          (101,737)
Net change in unrealized
  appreciation/(depreciation) of investments.......      (1,221,031)           (58,027)           (85,323)            70,235
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................      (1,203,986)            61,790           (123,080)           (24,686)
Contributions......................................       2,521,463          3,890,748            974,942          1,514,448
Withdrawals........................................      (1,726,948)        (2,083,166)          (866,320)        (1,745,362)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............        (409,471)         1,869,372            (14,458)          (255,600)
NET ASSETS:
Beginning of period................................       3,639,284          1,769,912            527,507            783,107
                                                     --------------     --------------     --------------     --------------
End of period......................................  $    3,229,813     $    3,639,284     $      513,049     $      527,507
                                                     ==============     ==============     ==============     ==============


  FINANCIAL HIGHLIGHTS


                                                                                                              WITHOUT WAIVERS
                                                                    RATIO OF                                  AND/OR EXPENSE
                                                                   OPERATING                                  REIMBURSEMENTS
                                                                    EXPENSES                                  ---------------
                                                     RATIO OF      INCLUDING      RATIO OF NET                   RATIO OF
                                                    OPERATING       INTEREST       INVESTMENT                    OPERATING
                                                     EXPENSES       EXPENSE       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
                                          TOTAL     TO AVERAGE     TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
                                         RETURN@    NET ASSETS     NET ASSETS      NET ASSETS       RATE        NET ASSETS
                                         ------------------------------------------------------------------------------------
INTERNATIONAL VALUE MASTER PORTFOLIO:
Six months ended 9/30/2002
  (unaudited)..........................  (26.56)%      0.90%+(c)      0.90%+(c)       1.65%+         11%           0.96%+(c)
Year ended 3/31/2002...................    0.08        0.93(c)        0.93(c)(d)      1.61           19            0.96(c)
Year ended 3/31/2001...................      --        0.87(c)        0.87(c)(d)      2.16           14            0.97(c)
Period ended 3/31/2000(a)..............      --        0.88+          0.88+           2.31+          22            0.98+
INTERNATIONAL EQUITY MASTER PORTFOLIO:
Six months ended 9/30/2002
  (unaudited)..........................  (20.74)%      0.94%+(c)      0.95%+(c)       1.68%+         61%           0.94%+(c)
Year ended 3/31/2002...................   (5.41)       0.92(c)        0.93            1.12           85            0.94(c)
Year ended 3/31/2001...................      --        0.92           0.93            1.13           92            0.93
Period ended 3/31/2000(b)..............      --        0.92+          0.94+           0.10+          48            0.94+

---------------

 + Annualized.

 @ Total return for the Portfolio has been calculated based on the total return for the Fund adjusted for the difference in expenses as set out in the notes to financial statements.

(a)International Value Master Portfolio commenced operations on October 18,
   1999.

(b)International Equity Master Portfolio commenced operations on October 8,
   1999.

(c)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2002, the Master Trust offered twelve separate portfolios. These financial statements pertain only to International Value Master Portfolio and International Equity Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

The following investors were invested in the Master Portfolios at September 30, 2002:

International Value Master Portfolio:
Nations International Value Fund...............   84.3%
Nations International Value Fund (Offshore)....    1.3%
Banc of America Capital Management Funds VII -
  International Value Fund.....................   14.4%
International Equity Master Portfolio:
Nations International Equity Fund..............  100.0%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Debt securities are generally valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: A Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker and amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions. The Funds had no forward foreign currency contracts outstanding at September 30, 2002.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolios are informed of the ex-dividend date.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolios will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




following annual rates multiplied by the average daily net assets of each Master
Portfolio:

                                              ANNUAL RATE
                                              -----------
International Value Master Portfolio........    0.90%
International Equity Master Portfolio.......    0.80%

The Master Trust has, on behalf on the International Value Master Portfolio, entered into a sub-advisory agreement with BA Advisors and Brandes Investment Partners, LLC ("Brandes"), pursuant to which Brandes is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.50% of the Master Portfolio's average daily net assets.

The International Equity Master Portfolio is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. INVESCO Global Asset Management (N.A.), Inc. ("INVESCO"), Putnam Investment Management, LLC ("Putnam") and Marsico Capital Management, LLC ("Marsico") each manage approximately one-third of the assets of the Master Portfolio. Pursuant to the sub-advisory agreement, INVESCO, Putnam and Marsico are entitled to receive a fee from BA Advisors at the maximum annual rate of 0.65% of the first $60 million, 0.55% of the next $130 million, 0.45% of the next $200 million and 0.40% over $390 million of the Master Portfolios' average daily net assets under management.

Beginning March 8, 2002, BA Advisors voluntarily agreed to limit total annual operating expenses to 0.90% of the Master Portfolio's average daily net assets. There is no guarantee that this limitation will continue.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Master Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2002, BA Advisors earned 0.05% from the average daily net assets of the Master Portfolios for its co-administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2002, expenses of the Master Portfolios were reduced by $15,364 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America or BA Advisors, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. The Master Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Master Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003. The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds (or allocated from Portfolio)".

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:

                                PURCHASES     SALES
                                  (000)       (000)
                                ---------------------
International Value Master
  Portfolio...................  $1,222,121   $397,323
International Equity Master
  Portfolio...................     322,639    310,851

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2002.

4.  LINES OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2002, there were no loans outstanding under this Agreement. For the six months ended September 30, 2002, borrowings by the Master Portfolios under the Agreement were as follows:

                                        AVERAGE
                                        AMOUNT      AVERAGE
                                      OUTSTANDING   INTEREST
                                         (000)        RATE
                                      ----------------------
International Equity Master
  Portfolio.........................    $1,524       2.26%

The average amount outstanding was calculated based on daily balances in the period.

5.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2002, the following Master Portfolios had securities on loan:

                               MARKET VALUE OF    MARKET VALUE
                              LOANED SECURITIES   OF COLLATERAL
                                    (000)             (000)
                              ---------------------------------
International Value Master
  Portfolio.................      $683,921          $773,701
International Equity Master
  Portfolio.................        45,830            47,636

6.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Master Portfolio approved the replacement of Stephens with BA Advisors as the exclusive placement agent of the interests of the Master Portfolios. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Master Portfolios) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Master Portfolios. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

                      [This page intentionally left blank]

THE NATIONS FUNDS FAMILY OF FUNDS


Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


STOCK FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund
Nations LargeCap Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund*
Nations Global Value Fund

*As of June 3, 2002, Nations International Value
Fund was closed to new or additional investments except in limited circumstances.
Please refer to the Fund's most recent prospectus for more information.


INTSTKSAR
(9/02)